UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05635)

Exact name of registrant as specified in charter:	Putnam Diversified Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2016

Date of reporting period:	June 30, 2016

Item 1. Schedule of Investments:

Putnam Diversified Income Trust

The fund's portfolio
6/30/16 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (50.9%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (6.6%)

Government National Mortgage Association Pass-Through Certificates
6 1/2s, November 20, 2038			$347,043	$403,242
3 1/2s, TBA, August 1, 2046			61,000,000	64,643,323
3 1/2s, TBA, July 1, 2046			138,000,000	146,441,722

				211,488,287
U.S. Government Agency Mortgage Obligations (44.3%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4s, TBA, July 1, 2046			44,000,000	47,100,627
2 1/2s, May 1, 2028(i)			252,290	265,581

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, TBA, July 1, 2046			23,000,000	25,853,438
4 1/2s, TBA, July 1, 2046			19,000,000	20,742,657
4s, TBA, August 1, 2046			1,000,000	1,071,328
4s, TBA, July 1, 2046			1,000,000	1,072,188
3 1/2s, TBA, August 1, 2046			108,000,000	113,800,777
3 1/2s, TBA, July 1, 2046			708,000,000	746,884,705
3s, TBA, August 1, 2046			140,000,000	145,003,908
3s, TBA, July 1, 2046			306,000,000	317,498,899
3s, March 1, 2043(i)			820,089	874,502
2 1/2s, October 1, 2024(i)			651,605	681,520

				1,420,850,130

Total U.S. government and agency mortgage obligations (cost $1,616,887,480)				$1,632,338,417

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes
2.000%, February 15, 2025(i)			$145,000	$152,781
1.875%, October 31, 2022(i)			15,000	15,634
1.375%, October 31, 2020(i)			361,000	368,368

Total U.S. treasury obligations (cost $536,783)				$536,783

MORTGAGE-BACKED SECURITIES (46.7%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (13.5%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 24.014s, 2037			$313,133	$532,610
IFB Ser. 2979, Class AS, 22.652s, 2034			34,706	37,066
IFB Ser. 4104, Class S, IO, 5.658s, 2042			12,110,883	2,324,919
IFB Ser. 326, Class S2, IO, 5.508s, 2044			19,856,120	4,605,101
IFB Ser. 311, Class S1, IO, 5.508s, 2043			18,565,184	3,687,807
Ser. 3687, Class CI, IO, 5s, 2038			10,975,836	1,182,976
Ser. 4122, Class TI, IO, 4 1/2s, 2042			14,481,121	2,182,305
Ser. 4000, Class PI, IO, 4 1/2s, 2042			18,871,162	2,698,576
Ser. 4024, Class PI, IO, 4 1/2s, 2041			25,440,228	3,617,295
Ser. 4462, IO, 4s, 2045			23,271,095	3,505,092
Ser. 4193, Class PI, IO, 4s, 2043			61,091,328	8,795,380
Ser. 4213, Class GI, IO, 4s, 2041			35,522,910	3,481,245
Ser. 4020, Class IA, IO, 4s, 2027			21,929,171	2,360,895
Ser. 4484, Class TI, IO, 3 1/2s, 2044			26,455,741	2,306,941
Ser. 4122, Class CI, IO, 3 1/2s, 2042			22,630,225	2,633,615
Ser. 4105, Class HI, IO, 3 1/2s, 2041			10,425,807	1,326,905
Ser. 4199, Class CI, IO, 3 1/2s, 2037			58,067,372	4,500,220
Ser. 4165, Class TI, IO, 3s, 2042			28,067,051	2,742,151
Ser. 4210, Class PI, IO, 3s, 2041			21,975,172	1,591,483
FRB Ser. T-56, Class A, IO, 0.524s, 2043			202,924	3,369
FRB Ser. 57, Class 1AX, IO, 0.378s, 2043			13,164,700	142,640
Ser. 3314, PO, zero %, 2036			55,698	54,816
Ser. 3326, Class WF, zero %, 2035			35,784	30,369
Ser. 1208, Class F, PO, zero %, 2022			30,722	28,495
FRB Ser. T-56, Class 2, IO, zero %, 2043			227,075	1

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 22.905s, 2036			875,281	1,545,964
IFB Ser. 05-83, Class QP, 16.215s, 2034			272,989	363,901
IFB Ser. 13-18, Class SB, IO, 5.697s, 2041			21,498,315	2,418,560
Ser. 399, Class 2, IO, 5 1/2s, 2039			62,189	12,199
Ser. 374, Class 6, IO, 5 1/2s, 2036			2,282,721	457,980
IFB Ser. 13-103, Class SK, IO, 5.467s, 2043			21,796,643	5,609,898
Ser. 12-132, Class PI, IO, 5s, 2042			29,906,869	4,549,852
Ser. 378, Class 19, IO, 5s, 2035			2,587,805	404,733
Ser. 12-127, Class BI, IO, 4 1/2s, 2042			15,267,867	2,961,456
Ser. 12-30, Class HI, IO, 4 1/2s, 2040			21,378,954	2,443,721
Ser. 409, Class 81, IO, 4 1/2s, 2040			20,359,406	2,846,673
Ser. 404, Class 2, IO, 4 1/2s, 2040			208,239	35,541
Ser. 366, Class 22, IO, 4 1/2s, 2035			1,515,780	67,293
Ser. 15-88, Class QI, IO, 4s, 2044			20,792,959	2,716,315
Ser. 13-41, Class IP, IO, 4s, 2043			33,575,057	5,163,508
Ser. 13-115, Class CI, IO, 4s, 2043			34,685,501	2,753,335
Ser. 13-44, Class PI, IO, 4s, 2043			15,515,345	2,126,087
Ser. 13-60, Class IP, IO, 4s, 2042			14,089,676	1,947,996
Ser. 13-1, Class PI, IO, 4s, 2042			30,151,037	4,189,155
Ser. 12-96, Class PI, IO, 4s, 2041			5,141,975	539,863
Ser. 409, Class C16, IO, 4s, 2040			14,394,264	1,877,041
Ser. 405, Class 2, IO, 4s, 2040			233,965	34,550
Ser. 13-18, Class IN, IO, 3 1/2s, 2043			47,909,060	5,897,121
Ser. 13-70, Class CI, IO, 3 1/2s, 2043			12,988,260	1,101,404
Ser. 13-49, Class IP, IO, 3 1/2s, 2042			34,345,523	3,606,280
Ser. 13-40, Class YI, IO, 3 1/2s, 2042			31,281,669	3,519,188
Ser. 12-123, Class DI, IO, 3 1/2s, 2041			43,069,323	5,853,121
Ser. 12-151, Class PI, IO, 3s, 2043			59,420,260	6,239,127
Ser. 12-145, Class TI, IO, 3s, 2042			23,995,869	1,881,276
Ser. 13-35, Class IP, IO, 3s, 2042			15,615,127	1,432,200
Ser. 13-53, Class JI, IO, 3s, 2041			29,206,096	2,479,598
Ser. 13-30, Class IP, IO, 3s, 2041			26,337,856	2,002,204
FRB Ser. 03-W10, Class 1, IO, 0.66s, 2043			5,443,268	72,717
FRB Ser. 01-50, Class B1, IO, 0.395s, 2041			284,175	3,375
FRB Ser. 02-W8, Class 1, IO, 0.308s, 2042			9,775,788	116,087
Ser. 99-51, Class N, PO, zero %, 2029			72,910	65,619

Federal National Mortgage Association Grantor Trust
Ser. 98-T2, Class A4, IO, 6 1/2s, 2036			47,379	6,827
Ser. 00-T6, IO, 0.721s, 2030			6,389,289	135,772
Ser. 01-T1, Class 1, IO, 0.689s, 2040			788,893	6,055

Government National Mortgage Association
IFB Ser. 13-129, Class SN, IO, 5.702s, 2043			15,770,694	2,600,272
IFB Ser. 10-20, Class SC, IO, 5.702s, 2040			12,927,908	2,133,105
IFB Ser. 13-99, Class VS, IO, 5.658s, 2043			18,498,074	3,249,372
Ser. 14-163, Class NI, IO, 5s, 2044			25,278,904	4,075,791
Ser. 14-4, Class PI, IO, 5s, 2043			16,151,198	2,506,020
Ser. 14-25, Class MI, IO, 5s, 2043			18,523,211	2,905,180
Ser. 13-3, Class IT, IO, 5s, 2043			9,485,217	1,572,507
Ser. 13-6, Class IC, IO, 5s, 2043			7,928,896	1,353,145
Ser. 12-146, IO, 5s, 2042			17,233,734	2,932,492
Ser. 13-6, Class CI, IO, 5s, 2042			5,842,420	910,366
Ser. 13-130, Class IB, IO, 5s, 2040			12,543,371	813,202
Ser. 13-16, Class IB, IO, 5s, 2040			10,014,037	344,936
Ser. 11-41, Class BI, IO, 5s, 2040			8,513,615	566,509
Ser. 10-35, Class UI, IO, 5s, 2040			28,819,199	4,944,020
Ser. 10-20, Class UI, IO, 5s, 2040			21,835,166	3,460,874
Ser. 10-9, Class UI, IO, 5s, 2040			106,892,641	17,871,167
Ser. 09-121, Class UI, IO, 5s, 2039			66,522,081	11,485,702
Ser. 15-79, Class GI, IO, 5s, 2039			31,158,109	4,880,734
Ser. 13-182, Class IQ, IO, 4 1/2s, 2043			26,626,847	4,526,564
Ser. 13-34, Class IH, IO, 4 1/2s, 2043			28,768,821	4,306,405
Ser. 13-183, Class JI, IO, 4 1/2s, 2043			28,304,919	2,807,508
Ser. 14-108, Class IP, IO, 4 1/2s, 2042			6,573,659	795,741
Ser. 11-140, Class BI, IO, 4 1/2s, 2040			7,087,583	260,323
Ser. 13-167, IO, 4 1/2s, 2040			20,119,995	2,275,137
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			16,946,740	2,496,594
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			41,869,939	6,482,304
Ser. 10-20, Class BI, IO, 4 1/2s, 2040			32,431,858	6,051,785
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			25,741,015	3,903,857
Ser. 14-71, Class PI, IO, 4 1/2s, 2039			37,147,493	4,779,768
Ser. 10-168, Class PI, IO, 4 1/2s, 2039			10,784,682	912,492
Ser. 10-158, Class IP, IO, 4 1/2s, 2039			14,442,820	1,078,734
Ser. 10-98, Class PI, IO, 4 1/2s, 2037			3,287,322	93,623
Ser. 14-4, Class BI, IO, 4s, 2044			20,850,943	4,383,796
Ser. 14-4, Class IC, IO, 4s, 2044			21,234,601	2,997,733
Ser. 14-163, Class PI, IO, 4s, 2043			26,243,448	2,235,131
Ser. 13-165, Class IL, IO, 4s, 2043			12,779,143	1,794,703
Ser. 13-27, Class IJ, IO, 4s, 2043			15,132,812	2,152,340
Ser. 13-24, Class PI, IO, 4s, 2042			8,488,465	1,040,660
Ser. 12-106, Class QI, IO, 4s, 2042			23,485,305	3,642,524
Ser. 12-56, Class IB, IO, 4s, 2042			9,402,452	1,325,624
Ser. 12-8, Class PI, IO, 4s, 2041			33,875,564	3,837,058
Ser. 13-102, Class IP, IO, 3 1/2s, 2043			20,734,238	1,394,689
Ser. 13-76, IO, 3 1/2s, 2043			53,804,903	5,157,738
Ser. 15-168, Class IG, IO, 3 1/2s, 2043			39,731,998	3,834,535
Ser. 13-28, IO, 3 1/2s, 2043			15,211,734	1,524,739
Ser. 13-54, Class JI, IO, 3 1/2s, 2043			34,507,992	3,260,660
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			31,425,237	2,964,657
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			23,645,454	2,222,200
Ser. 12-140, Class IC, IO, 3 1/2s, 2042			46,965,196	8,116,525
Ser. 12-128, Class IA, IO, 3 1/2s, 2042			38,751,378	6,117,835
Ser. 12-92, Class AI, IO, 3 1/2s, 2042			21,233,039	1,879,844
Ser. 14-62, Class CI, IO, 3 1/2s, 2042			34,642,356	2,562,253
Ser. 13-37, Class LI, IO, 3 1/2s, 2042			39,754,776	3,652,073
Ser. 15-52, Class KI, IO, 3 1/2s, 2040			52,675,352	5,370,041
Ser. 15-17, Class LI, IO, 3 1/2s, 2040			40,905,674	4,169,924
Ser. 13-79, Class XI, IO, 3 1/2s, 2039			43,605,395	4,472,518
Ser. 12-48, Class AI, IO, 3 1/2s, 2036			17,743,781	1,920,083
Ser. 13-37, Class UI, IO, 3s, 2042			22,652,871	1,968,081
Ser. 13-41, Class MI, IO, 3s, 2041			21,303,076	1,586,866
Ser. 16-H04, Class HI, IO, 2.361s, 2065			69,690,793	8,467,431
Ser. 15-H10, Class BI, IO, 2.332s, 2065			45,422,941	5,509,576
Ser. 15-H15, Class BI, IO, 2.23s, 2065			92,445,469	11,873,973
Ser. 15-H18, Class BI, IO, 2.171s, 2065			61,052,304	7,839,116
Ser. 15-H24, Class AI, IO, 1.985s, 2065			50,381,403	6,544,544
Ser. 15-H20, Class BI, IO, 1.965s, 2065			63,682,293	8,081,283
Ser. 15-H12, Class AI, IO, 1.85s, 2065			105,699,430	11,172,853
Ser. 15-H23, Class DI, IO, 1.842s, 2065			51,369,971	5,646,741
Ser. 15-H15, Class AI, IO, 1.802s, 2065			57,688,551	6,380,354
FRB Ser. 15-H08, Class CI, IO, 1.787s, 2065			83,348,710	8,668,016
Ser. 15-H23, Class BI, IO, 1.72s, 2065			91,755,395	9,790,301
Ser. 15-H03, Class CI, IO, 1.719s, 2065			90,447,374	8,909,971
Ser. 16-H06, Class CI, IO, 1.609s, 2066			59,054,174	5,285,349
Ser. 06-36, Class OD, PO, zero %, 2036			18,243	16,080
Ser. 06-64, PO, zero %, 2034			33,009	32,377

				433,034,888
Commercial mortgage-backed securities (21.4%)

Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046			16,758,000	16,346,427
Ser. 06-1, Class B, 5.49s, 2045			4,164,000	4,164,833

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.494s, 2051			143,175,523	544,625

Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 05-1, Class B, 5.527s, 2042			6,655,000	6,388,800
FRB Ser. 05-1, Class C, 5.527s, 2042			8,629,000	7,639,254

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-PW16, Class AJ, 5.91s, 2040			10,767,000	10,465,782
FRB Ser. 06-PW11, Class AJ, 5.562s, 2039			7,199,000	7,167,504
Ser. 05-PWR7, Class D, 5.304s, 2041			4,190,000	3,552,701
Ser. 05-PWR7, Class C, 5.235s, 2041			4,945,000	4,959,835
Ser. 05-PWR7, Class B, 5.214s, 2041			6,786,363	6,718,500
Ser. 05-PWR9, Class C, 5.055s, 2042			3,745,000	3,632,650

Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW11, Class C, 5.562s, 2039			8,260,000	6,991,264

CD Mortgage Trust 144A
FRB Ser. 07-CD5, Class E, 6.326s, 2044			8,486,000	8,236,014
FRB Ser. 07-CD5, Class XS, IO, 0.514s, 2044			103,411,192	147,017

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.823s, 2047			13,980,000	13,953,978

Citigroup Commercial Mortgage Trust
FRB Ser. 06-C4, Class B, 6.157s, 2049			4,117,474	3,482,147
Ser. 06-C5, Class AJ, 5.482s, 2049			3,741,000	3,327,780

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 5.956s, 2046			2,017,000	1,987,429

COMM Mortgage Trust Ser. 06-C8, Class AJ, 5.377s, 2046			12,077,000	11,533,535

COMM Mortgage Trust 144A
FRB Ser. 13-CR11, Class D, 5.337s, 2046			1,999,000	1,861,069
FRB Ser. 14-CR18, Class D, 4.896s, 2047			11,804,000	9,166,986
Ser. 12-LC4, Class E, 4 1/4s, 2044			10,009,000	8,188,891
FRB Ser. 14-UBS6, Class D, 4.114s, 2047			10,990,000	8,438,489
Ser. 13-LC13, Class E, 3.719s, 2046			11,140,000	8,074,274
Ser. 14-CR18, Class E, 3.6s, 2047			11,801,000	7,423,362
FRB Ser. 07-C9, Class AJFL, 1.135s, 2049			314,000	293,621

Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 0.859s, 2039			163,781,946	1,064,583

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 6.268s, 2041			10,825,000	10,658,295

Credit Suisse First Boston Mortgage Securities Corp.
Ser. 05-C5, Class F, 5.1s, 2038			4,760,000	4,744,428
Ser. 05-C3, Class B, 4.882s, 2037			9,029,000	9,026,291

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038 (Cayman Islands)			5,300,039	2,650,019

FFCA Secured Franchise Loan Trust 144A FRB Ser. 00-1, IO, 0.961s, 2020			10,331,585	154,044

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.52s, 2044			14,142,241	13,912,429

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965s, 2041			1,930,871	1,872,945

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.557s, 2046			3,958,000	3,520,245
FRB Ser. 05-GG4, Class XC, IO, 0.673s, 2039			15,155,618	34,858

GS Mortgage Securities Trust Ser. 06-GG8, Class AJ, 5.622s, 2039			6,591,000	5,421,098

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.835s, 2045			470,624	460,035
Ser. 11-GC3, Class E, 5s, 2044			8,510,000	8,126,256
FRB Ser. 14-GC26, Class D, 4.661s, 2047			3,972,000	3,054,389

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class E, 4.474s, 2047			7,852,000	5,515,245
FRB Ser. 14-C25, Class D, 4.097s, 2047			12,479,000	9,605,086
Ser. 14-C25, Class E, 3.332s, 2047			15,725,000	9,184,062

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.284s, 2051			6,888,500	6,821,682
FRB Ser. 06-LDP7, Class B, 6.184s, 2045			9,729,000	4,821,692
FRB Ser. 06-LDP6, Class B, 5.856s, 2043			5,490,795	5,490,795
FRB Ser. 05-LDP2, Class E, 4.981s, 2042			6,146,000	6,139,854

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.384s, 2051			9,775,000	9,856,133
FRB Ser. 07-CB20, Class C, 6.384s, 2051			9,324,000	8,615,562
FRB Ser. 11-C3, Class E, 5.801s, 2046			10,985,000	11,300,270
Ser. 13-C13, Class E, 3.986s, 2046			13,925,000	10,880,995
Ser. 13-C10, Class E, 3 1/2s, 2047			14,081,000	10,400,227
FRB Ser. 13-LC11, Class E, 3 1/4s, 2046			9,312,000	6,900,192

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031			2,273,700	2,322,168
Ser. 98-C4, Class J, 5.6s, 2035			3,535,000	3,664,381

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class AJ, 5.72s, 2039			1,333,703	1,332,902
Ser. 06-C6, Class E, 5.541s, 2039			9,458,000	3,752,934
Ser. 06-C6, Class D, 5.502s, 2039			3,660,000	2,582,130
FRB Ser. 06-C6, Class C, 5.482s, 2039			24,928,000	19,117,283

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.41s, 2048			9,081,000	8,038,683

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.472s, 2051			2,001,000	2,070,635
FRB Ser. 05-CIP1, Class C, 5.746s, 2038			8,482,000	7,325,055
FRB Ser. 05-CIP1, Class B, 5.716s, 2038			532,128	526,928
Ser. 04-KEY2, Class D, 5.046s, 2039			4,077,262	4,039,814

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class X, IO, 9.321s, 2037			281,062	10,652
FRB Ser. 07-C5, Class X, IO, 5.886s, 2049			4,480,592	300,648

ML-CFC Commercial Mortgage Trust Ser. 06-3, Class AJ, 5.485s, 2046			24,869,000	24,543,216

ML-CFC Commercial Mortgage Trust 144A Ser. 06-4, Class AJFX, 5.147s, 2049			9,331,000	9,191,968

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.854s, 2047			23,488,000	18,830,013
FRB Ser. 12-C6, Class G, 4 1/2s, 2045			4,901,000	3,715,448
Ser. 14-C15, Class F, 4s, 2047			8,998,000	6,076,779
Ser. 13-C13, Class F, 3.707s, 2046			7,659,000	5,603,751
Ser. 14-C17, Class E, 3 1/2s, 2047			14,427,000	8,714,807
Ser. 15-C24, Class D, 3.257s, 2048			17,620,000	11,639,314

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class D, 5.862s, 2044			8,530,000	8,008,817
FRB Ser. 06-HQ8, Class D, 5.59s, 2044			8,329,000	5,876,110
Ser. 07-HQ11, Class C, 5.558s, 2044			21,393,000	14,761,170
Ser. 06-HQ10, Class B, 5.448s, 2041			5,060,000	4,756,576

Morgan Stanley Capital I Trust 144A FRB Ser. 08-T29, Class F, 6.477s, 2043			6,812,000	6,777,259

Morgan Stanley Capital I, Inc. 144A FRB Ser. 04-RR, Class F7, 6.097s, 2039			7,415,979	6,758,924

STRIPS CDO 144A FRB Ser. 03-1A, Class N, 1s, 2018 (Cayman Islands)			1,590,000	318,000

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8s, 2038			4,848,660	1,212,165

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 13-C6, Class D, 4.492s, 2046			9,146,000	8,235,973
Ser. 13-C6, Class E, 3 1/2s, 2046			18,360,000	13,192,664

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.254s, 2045			27,153,000	21,130,465
FRB Ser. 05-C21, Class D, 5.467s, 2044			24,100,000	24,106,314
FRB Ser. 07-C34, IO, 0.456s, 2046			59,504,834	392,732

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 04-C11, Class G, 5.935s, 2041			5,825,000	5,623,455

Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class E, 4.777s, 2045			8,580,000	7,309,302
FRB Ser. 13-LC12, Class D, 4.433s, 2046			9,497,111	8,397,460
Ser. 13-LC12, Class E, 3 1/2s, 2046			15,829,000	11,191,288

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.847s, 2044			508,000	526,694
FRB Ser. 14-C19, Class E, 5.136s, 2047			8,352,000	5,984,986
Ser. 12-C6, Class E, 5s, 2045			7,840,000	6,280,624
Ser. 11-C3, Class E, 5s, 2044			8,644,000	8,186,739
FRB Ser. 12-C9, Class D, 4.961s, 2045			2,295,000	2,216,511
FRB Ser. 13-C18, Class D, 4.822s, 2046			4,013,000	3,566,738
FRB Ser. 13-UBS1, Class E, 4.783s, 2046			11,752,000	8,990,367
FRB Ser. 13-C15, Class D, 4.629s, 2046			1,835,000	1,619,712
Ser. 14-C19, Class D, 4.234s, 2047			12,770,000	10,000,298
Ser. 13-C12, Class E, 3 1/2s, 2048			15,114,000	11,477,572

				685,216,901
Residential mortgage-backed securities (non-agency) (11.8%)

BCAP, LLC Trust 144A
FRB Ser. 11-RR3, Class 3A6, 2.589s, 2036			11,819,130	5,909,565
FRB Ser. 15-RR5, Class 2A3, 1.48s, 2046			4,301,912	2,682,002
FRB Ser. 15-RR6, Class 3A2, 1.35s, 2046			6,590,000	5,291,770
FRB Ser. 12-RR5, Class 4A8, 0.616s, 2035			11,943,894	11,073,513

Bear Stearns Asset Backed Securities I Trust FRB Ser. 04-FR3, Class M6, 5.211s, 2034			256,410	138,169

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M2, 4.746s, 2025 (Bermuda)			10,335,000	10,412,513

Citigroup Mortgage Loan Trust 144A FRB Ser. 15-6, Class 1A2, 0.648s, 2047			9,178,631	5,507,179

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.145s, 2046			3,064,640	2,574,298
FRB Ser. 06-OA7, Class 1A2, 1.377s, 2046			20,282,482	15,414,687
FRB Ser. 05-38, Class A3, 0.803s, 2035			44,284,784	37,645,782
FRB Ser. 05-59, Class 1A1, 0.778s, 2035			36,836,500	29,837,565
FRB Ser. 06-OC2, Class 2A3, 0.743s, 2036			10,599,831	7,419,882
FRB Ser. 06-OA10, Class 4A1, 0.643s, 2046			13,949,664	9,764,765

CSMC Trust 144A FRB Ser. 13-3R, Class 5A2, 2.802s, 2036			9,989,119	6,692,710

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt Notes FRB Ser. 16-HQA1, Class B, 13.203s, 2028			3,040,000	3,240,974
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DN1, Class B, 11.953s, 2025			15,361,039	16,488,539
Structured Agency Credit Risk Debt Notes FRB Ser. 16-DNA2, Class B, 10.953s, 2028			2,530,000	2,555,300
Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQA2, Class B, 10.953s, 2028			5,389,000	5,076,470
Structured Agency Credit Risk Debt Notes FRB Ser. 16-DNA1, Class B, 10.453s, 2028			766,000	734,288
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DNA3, Class B, 9.803s, 2028			11,981,234	11,327,856
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DNA2, Class B, 8.003s, 2027			11,472,966	10,970,116
Structured Agency Credit Risk Debt Notes FRB Ser. 16-HQA2, Class M3, 5.603s, 2028			2,950,000	2,928,488

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, 13.203s, 2028			3,990,000	4,279,275
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, 12.703s, 2028			14,000,000	15,433,600
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, 12.203s, 2028			7,745,000	8,329,825
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, 12.203s, 2028			11,787,000	12,689,587
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 6.353s, 2028			8,125,000	8,430,419
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 6.153s, 2028			28,031,500	28,840,161
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 5.453s, 2025			20,884,500	21,043,805
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 5.453s, 2025			5,136,364	5,203,999
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, 5.003s, 2025			9,243,838	9,391,739
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 4.453s, 2025			2,099,000	2,092,969
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 4.453s, 2025			3,124,000	3,123,010

Green Tree Home Improvement Loan Trust Ser. 95-D, Class B2, 7.45s, 2025			2,723	2,721

GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, 0.633s, 2036			14,891,174	7,384,533

Morgan Stanley Resecuritization Trust 144A
Ser. 15-R4, Class CB2, 0.598s, 2047			3,076,000	1,691,800
Ser. 15-R4, Class CB3, 0.598s, 2047			590,309	244,978

Nationstar HECM Loan Trust 144A Ser. 15-1A, Class A, 3.844s, 2018			3,819,525	3,819,372

Nomura Resecuritization Trust 144A FRB Ser. 15-4R, Class 1A14, 0.59s, 2047			38,798,468	19,399,234

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 2.503s, 2035			2,712,264	2,622,488
FRB Ser. 05-AR13, Class A1C3, 0.943s, 2045			19,896,731	16,707,321
FRB Ser. 05-AR19, Class A1C4, 0.853s, 2045			4,922,716	4,036,627

				378,453,894

Total mortgage-backed securities (cost $1,698,147,846)				$1,496,705,683

CORPORATE BONDS AND NOTES (32.6%)(a)
			Principal amount	Value

Basic materials (2.6%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			$2,253,000	$2,249,621

ArcelorMittal SA sr. unsec. unsub. bonds 10.85s, 2019 (France)			890,000	1,047,975

ArcelorMittal SA sr. unsec. unsub. bonds 6 1/8s, 2025 (France)			1,760,000	1,749,000

ArcelorMittal SA sr. unsec. unsub. notes 8s, 2039 (France)			1,032,000	1,001,040

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			2,021,000	2,116,998

Blue Cube Spinco, Inc. 144A company guaranty sr. unsec. notes 9 3/4s, 2023			1,706,000	1,974,695

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10 3/4s, 2023			3,745,000	4,072,688

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s, 2022 (Mexico)			955,000	1,046,919

Cemex Finance, LLC 144A company guaranty sr. notes 6s, 2024 (Mexico)			600,000	582,000

Cemex SAB de CV 144A company guaranty sr. notes 6 1/8s, 2025 (Mexico)			800,000	778,000

Cemex SAB de CV 144A company guaranty sr. sub. notes 7 1/4s, 2021 (Mexico)			2,250,000	2,374,200

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			2,879,000	2,684,668

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			4,276,000	4,158,410

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8s, 2021			1,596,000	1,596,000

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7 1/4s, 2022 (Canada)			1,725,000	1,332,563

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			1,989,000	1,606,118

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022			1,263,000	1,238,135

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			1,943,000	1,874,995

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 3.55s, 2022 (Indonesia)			201,000	176,880

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9 1/2s, 2023			2,170,000	2,424,975

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			4,348,000	3,641,450

Huntsman International, LLC company guaranty sr. unsec. notes 5 1/8s, 2022			2,136,000	2,114,640

Joseph T Ryerson & Son, Inc. 144A sr. notes 11s, 2022			1,845,000	1,909,575

Louisiana-Pacific Corp. company guaranty sr. unsec. notes 7 1/2s, 2020			2,634,000	2,722,898

Mercer International, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)			3,146,000	3,146,000

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/4s, 2022 (Canada)			2,813,000	2,742,675

Norbord, Inc. 144A company guaranty sr. notes 6 1/4s, 2023 (Canada)			3,255,000	3,328,238

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			4,311,000	4,494,218

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			2,440,000	2,415,600

PQ Corp. 144A company guaranty sr. notes 6 3/4s, 2022			625,000	651,563

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7 1/2s, 2025 (Ireland)			2,371,000	2,765,179

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			305,000	320,250

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2024			1,985,000	2,029,663

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			1,557,000	1,588,140

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/8s, 2021			585,000	598,894

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7 5/8s, 2021			4,808,000	3,377,620

USG Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2025			2,621,000	2,745,498

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6s, 2023			1,745,000	1,535,600

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			3,526,000	3,614,150

				81,827,731
Capital goods (1.6%)

Advanced Disposal Services, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			5,651,000	5,707,510

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2024 (Ireland)			3,765,000	3,849,713

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6 1/2s, 2023 (Canada)			2,699,000	2,749,606

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022			690,000	695,175

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			3,012,000	2,914,110

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			2,780,000	3,030,200

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7 3/8s, 2026			2,765,000	3,041,500

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. sub. notes 7 3/4s, 2020 (Luxembourg)			1,928,000	2,019,580

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6s, 2022			6,389,000	5,590,375

KLX, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			2,330,000	2,283,400

Legrand France SA sr. unsec. unsub. notes 8 1/2s, 2025 (France)			1,150,000	1,566,763

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			3,298,000	3,058,895

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2025			1,865,000	1,916,288

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2022			2,994,000	3,083,820

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes 7s, 2024			1,838,000	1,892,221

Terex Corp. company guaranty sr. unsec. notes 6s, 2021			2,215,000	2,217,769

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8 3/4s, 2023			2,534,000	2,483,320

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			525,000	556,500

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2025			3,676,000	3,724,229

				52,380,974
Communication services (4.4%)

Altice Financing SA 144A company guaranty sr. notes 6 5/8s, 2023 (Luxembourg)			1,050,000	1,034,250

Altice Finco SA 144A company guaranty sr. unsec. unsub. notes 7 5/8s, 2025 (Luxembourg)			540,000	495,450

Altice SA 144A company guaranty sr. unsec. notes 7 3/4s, 2022 (Luxembourg)			5,505,000	5,560,050

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			1,609,000	1,645,203

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5 1/2s, 2026			1,117,000	1,133,755

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2024			2,520,000	2,614,500

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5 3/4s, 2026			527,000	542,810

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2023			5,387,000	5,417,302

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			2,661,000	2,614,433

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			380,000	394,250

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021			1,641,000	1,563,053

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021			1,610,000	1,529,500

CSC Holdings, LLC sr. unsec. unsub. bonds 5 1/4s, 2024			2,656,000	2,416,960

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			3,060,000	3,121,200

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)			1,536,000	1,282,560

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2023 (Jamaica)			4,275,000	3,633,750

Frontier Communications Corp. sr. unsec. notes 11s, 2025			1,860,000	1,925,100

Frontier Communications Corp. sr. unsec. notes 10 1/2s, 2022			2,090,000	2,211,481

Frontier Communications Corp. sr. unsec. notes 8 7/8s, 2020			1,839,000	1,963,133

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021			3,295,000	3,106,401

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			475,000	421,563

Level 3 Communications, Inc. sr. unsec. unsub. notes 5 3/4s, 2022			3,105,000	3,143,813

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			1,360,000	1,365,100

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			999,000	1,008,990

Neptune Finco Corp. 144A sr. unsec. unsub. notes 10 7/8s, 2025			1,765,000	2,017,607

Neptune Finco Corp. 144A sr. unsec. unsub. notes 10 1/8s, 2023			1,375,000	1,540,000

Numericable-SFR SA 144A company guaranty sr. notes 6s, 2022 (France)			5,479,000	5,355,723

Numericable-SFR SA 144A sr. bonds 6 1/4s, 2024 (France)			4,231,000	4,019,450

Numericable-SFR SA 144A sr. bonds 5 5/8s, 2024 (France)		EUR	860,000	961,543

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			$618,000	627,270

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			1,375,000	1,466,722

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6 7/8s, 2028			5,995,000	4,706,075

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			2,303,000	2,452,695

Sprint Corp. company guaranty sr. unsec. sub. notes 7 7/8s, 2023			10,036,000	8,204,430

Sprint Corp. company guaranty sr. unsec. sub. notes 7 1/4s, 2021			3,845,000	3,277,863

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 5/8s, 2023			2,443,000	2,595,688

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 3/8s, 2025			3,740,000	3,908,300

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			2,363,000	2,469,335

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6s, 2023			1,889,000	1,955,115

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021			800,000	840,000

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			4,357,000	4,569,404

Telenet Finance V Luxembourg SCA 144A sr. notes 6 3/4s, 2024 (Luxembourg)		EUR	2,690,000	3,263,983

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. notes 5 5/8s, 2023 (Germany)		EUR	1,220,000	1,427,717

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. notes Ser. REGS, 5 3/4s, 2023 (Germany)		EUR	542,700	635,012

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 5 1/8s, 2023 (Germany)		EUR	1,725,300	1,999,509

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			$3,535,000	3,658,725

Virgin Media Finance PLC 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2025 (United Kingdom)		EUR	3,165,000	3,379,521

Virgin Media Secured Finance PLC 144A sr. notes 6s, 2021 (United Kingdom)		GBP	1,944,000	2,660,541

West Corp. 144A company guaranty sr. unsec. sub. notes 5 3/8s, 2022			$3,957,000	3,680,010

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10 1/4s, 2019			5,058,000	5,235,030

Wind Acquisition Finance SA 144A company guaranty notes 7 3/8s, 2021 (Luxembourg)			3,490,000	3,324,225

Wind Acquisition Finance SA 144A company guaranty sr. notes 4s, 2020 (Luxembourg)		EUR	2,375,000	2,599,626

Windstream Services, LLC company guaranty sr. unsec. notes 7 3/4s, 2021			$1,428,000	1,345,890

Windstream Services, LLC company guaranty sr. unsec. notes 6 3/8s, 2023			5,401,000	4,536,840

Ziggo Bond Finance BV 144A sr. unsec. bonds 4 5/8s, 2025 (Netherlands)		EUR	1,025,000	1,083,781

				139,942,237
Consumer cyclicals (4.9%)

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			$2,740,000	2,753,700

AMC Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5 3/4s, 2025			939,000	934,305

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5 3/4s, 2023			1,977,000	2,036,310

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10 1/4s, 2022			2,598,000	2,279,745

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			937,000	862,040

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			2,336,000	957,760

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2023			936,000	996,840

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			1,030,000	1,027,425

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			2,485,000	2,376,281

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2021			3,996,000	4,245,750

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2024			835,000	860,050

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			945,000	968,204

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			916,000	932,030

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4 7/8s, 2023			2,061,000	2,040,390

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7 5/8s, 2020			1,357,000	1,289,150

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			6,577,000	6,577,000

Dollar Tree, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			1,330,000	1,413,125

Dollar Tree, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2020			930,000	957,900

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7s, 2023			3,775,000	3,916,563

Entercom Radio, LLC company guaranty sr. unsec. notes 10 1/2s, 2019			2,260,000	2,384,300

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			2,617,000	1,455,706

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4 7/8s, 2020			3,821,000	3,959,511

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2026			1,000,000	1,030,000

Goodyear Tire & Rubber Co. (The) company guaranty sr. unsec. notes 5s, 2026			710,000	723,313

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	3,471,000	2,740,369

Grupo Televisa SAB sr. unsec. unsub. bonds 6 5/8s, 2040 (Mexico)			$900,000	1,033,123

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024			1,375,000	1,378,438

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			3,316,000	3,340,870

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019			581,000	435,750

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			1,496,000	1,552,100

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8 1/8s, 2019			1,425,000	1,474,433

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65s, 2020			603,000	566,820

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			700,000	612,500

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			5,777,000	5,531,478

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			1,807,000	2,037,393

L Brands, Inc. company guaranty sr. unsec. sub. notes 5 5/8s, 2022			1,325,000	1,424,375

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			2,567,000	2,669,680

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			2,250,000	2,328,750

Lennar Corp. company guaranty sr. unsec. unsub. bonds 4 1/2s, 2019			1,000,000	1,041,650

Masonite International Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			1,097,000	1,138,138

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			2,586,000	2,482,560

Navistar International Corp. company guaranty sr. unsec. notes 8 1/4s, 2021			1,531,000	1,075,528

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			1,317,000	1,191,885

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8 3/4s, 2021(PIK)			3,744,000	2,845,440

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8s, 2021			1,280,000	1,043,200

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2021 (Luxembourg)			2,621,000	2,712,735

Nortek, Inc. company guaranty sr. unsec. sub. notes 8 1/2s, 2021			2,803,000	2,908,113

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5 7/8s, 2025			2,510,000	2,585,300

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2024			307,000	315,443

Owens Corning company guaranty sr. unsec. notes 4.2s, 2024			2,207,000	2,308,462

Penn National Gaming, Inc. sr. unsec. sub. notes 5 7/8s, 2021			4,566,000	4,645,905

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			4,243,000	4,243,000

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2026			733,000	696,350

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			1,901,000	1,834,465

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			1,625,000	1,840,313

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2023			2,675,000	2,695,063

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2022			2,359,000	2,412,078

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			306,000	313,650

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			2,820,000	2,922,225

Sabre GLBL, Inc. 144A company guaranty sr. notes 5 3/8s, 2023			2,410,000	2,464,225

Scientific Games International, Inc. company guaranty sr. unsec. notes 10s, 2022			6,036,000	4,904,250

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020			1,000,000	632,500

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022			3,145,000	3,160,725

Sinclair Television Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2021			411,000	423,330

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024			3,987,000	4,076,708

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6s, 2024			1,848,000	1,910,370

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			3,495,000	3,604,219

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5 3/4s, 2025			2,045,000	2,129,356

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2022			90,000	95,400

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2020			215,000	224,406

Standard Industries, Inc. 144A sr. unsec. notes 5 3/8s, 2024			2,127,000	2,164,223

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			3,699,000	3,662,010

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			331,000	330,173

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024			1,170,000	1,142,213

TEGNA, Inc. 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2021			1,000,000	1,025,000

Tempur Sealy International, Inc. 144A company guaranty sr. unsec. unsub. bonds 5 1/2s, 2026			1,075,000	1,056,188

Thomas Cook Finance PLC 144A company guaranty sr. unsec. bonds 6 3/4s, 2021 (United Kingdom)		EUR	2,712,000	2,780,698

Tribune Media Co. company guaranty sr. unsec. notes 5 7/8s, 2022			$2,725,000	2,711,375

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			1,023,000	1,069,035

				156,921,384
Consumer staples (1.8%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 6s, 2022 (Canada)			5,710,000	5,922,355

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4 5/8s, 2022 (Canada)			1,460,000	1,481,900

Ashtead Capital, Inc. 144A company guaranty notes 6 1/2s, 2022			3,536,000	3,679,632

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			685,000	674,725

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			3,081,000	2,973,165

BlueLine Rental Finance Corp. 144A notes 7s, 2019			3,420,000	2,941,200

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8s, 2022			1,892,000	1,830,510

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			6,489,000	6,456,555

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			1,349,000	1,507,508

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			3,541,000	3,567,558

Corrections Corp. of America company guaranty sr. unsec. sub. notes 4 1/8s, 2020(R)			719,000	739,671

Dean Foods Co. 144A company guaranty sr. unsec. notes 6 1/2s, 2023			2,870,000	2,959,688

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)			1,220,000	1,195,600

JBS USA, LLC/JBS USA Finance, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2021 (Brazil)			967,000	1,000,845

JBS USA, LLC/JBS USA Finance, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2021 (Brazil)			875,000	905,625

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			680,000	703,800

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5 1/4s, 2026			1,680,000	1,722,000

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5s, 2024			1,680,000	1,709,400

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2025			1,729,000	1,724,678

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2021			2,010,000	2,025,075

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5 3/4s, 2021			4,928,000	4,755,520

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			3,687,000	3,935,873

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			655,000	350,425

WhiteWave Foods Co. (The) company guaranty sr. unsec. notes 5 3/8s, 2022			2,208,000	2,362,560

				57,125,868
Energy (5.7%)

Antero Resources Corp. company guaranty sr. unsec. notes 5 5/8s, 2023			1,553,000	1,506,410

Antero Resources Finance Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2021			3,329,000	3,254,098

Archrock Partners LP/Archrock Partners Finance Corp. company guaranty sr. unsec. notes 6s, 2022			4,701,000	4,160,385

Archrock Partners LP/Archrock Partners Finance Corp. company guaranty sr. unsec. notes 6s, 2021			1,011,000	904,845

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024 (Canada)			794,000	639,170

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5 1/8s, 2021 (Canada)			407,000	340,659

California Resources Corp. 144A company guaranty notes 8s, 2022			5,299,000	3,762,290

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada) (In default)(NON)			1,421,100	632,390

Chesapeake Energy Corp. 144A company guaranty notes 8s, 2022			3,240,000	2,745,900

Concho Resources, Inc. company guaranty sr. unsec. notes 5 1/2s, 2023			3,633,000	3,642,083

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			215,000	216,075

Continental Resources, Inc. company guaranty sr. unsec. notes 3.8s, 2024			1,467,000	1,279,958

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			473,000	326,370

Denbury Resources, Inc. 144A company guaranty notes 9s, 2021			1,758,000	1,758,000

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 6 3/8s, 2023			1,530,000	918,000

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9 3/8s, 2020			2,584,000	1,828,180

Gazprom OAO Via Gaz Capital SA sr. unsec. unsub. notes Ser. REGS, EMTN, 7.288s, 2037 (Russia)			1,010,000	1,170,752

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9 1/4s, 2019 (Russia)			1,042,000	1,202,454

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 7.288s, 2037 (Russia)			1,280,000	1,483,730

Halcon Resources Corp. company guaranty sr. unsec. notes 9 3/4s, 2020			2,835,000	637,875

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			6,018,000	1,203,600

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031			1,280,000	1,469,883

Key Energy Services, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2021 (In default)(NON)			339,000	135,600

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada) (In default)(NON)			3,579,000	250,530

Linn Energy, LLC/Linn Energy Finance Corp. 144A company guaranty notes 12s, 2020 (In default)(NON)			6,381,000	2,185,493

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)			1,700,000	1,717,000

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. bonds 6.656s, 2022 (Russia)			2,380,000	2,684,878

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/4s, 2022			4,300,000	4,332,250

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/8s, 2026			2,095,000	2,037,388

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2023			818,000	740,290

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			4,307,000	3,978,591

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8 3/8s, 2021 (Brazil)			14,882,000	15,328,460

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6 1/4s, 2024 (Brazil)			11,457,000	10,153,766

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)			14,670,000	5,134,500

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			34,596,000	31,179,645

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 8 1/2s, 2017 (Venezuela)			20,602,667	14,421,867

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6s, 2026 (Venezuela)			24,565,000	8,565,816

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 5 5/8s, 2046 (Mexico)			13,745,000	12,528,568

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6 5/8s, 2038 (Mexico)			760,000	771,476

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6 1/2s, 2041 (Mexico)			1,000,000	1,012,500

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6 3/8s, 2045 (Mexico)			1,865,000	1,874,325

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4 7/8s, 2024 (Mexico)			1,665,000	1,687,977

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4 1/2s, 2026 (Mexico)			3,060,000	2,944,944

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2023			1,639,000	1,425,930

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2022			802,000	705,760

Sabine Pass Liquefaction, LLC sr. notes 6 1/4s, 2022			2,067,000	2,113,508

Sabine Pass Liquefaction, LLC sr. notes 5 3/4s, 2024			1,640,000	1,627,700

Sabine Pass Liquefaction, LLC sr. notes 5 5/8s, 2023			2,130,000	2,137,988

Samson Investment Co. company guaranty sr. unsec. notes 9 3/4s, 2020 (In default)(NON)			3,925,000	78,500

SandRidge Energy, Inc. 144A company guaranty notes 8 3/4s, 2020 (In default)(NON)			4,030,000	1,652,300

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8 1/4s, 2020 (Canada)			2,090,000	2,165,763

Seventy Seven Energy, Inc. sr. unsec. sub. notes 6 1/2s, 2022 (In default)(NON)			3,730,000	223,800

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			985,000	911,125

Tervita Corp. 144A sr. notes 8s, 2018 (Canada)			2,590,000	2,473,450

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada) (In default)(NON)			655,000	167,025

Triangle USA Petroleum Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2022			1,655,000	380,650

Williams Cos., Inc. (The) sr. unsec. unsub. notes 3.7s, 2023			503,000	445,155

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			765,000	784,817

Williams Partners LP/ACMP Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2023			4,410,000	4,255,650

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			4,215,000	3,919,950

				184,218,042
Financials (5.2%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			2,006,000	1,920,745

Ally Financial, Inc. company guaranty sr. unsec. notes 8s, 2031			5,368,000	6,213,460

American International Group, Inc. jr. unsec. sub. FRB 8.175s, 2058			1,221,000	1,534,716

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9s, perpetual maturity (Spain)			600,000	597,000

Banco Nacional de Costa Rica 144A sr. unsec. unsub. notes 4 7/8s, 2018 (Costa Rica)			2,200,000	2,248,033

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s, perpetual maturity			1,685,000	1,794,525

CIT Group, Inc. sr. unsec. sub. notes 5s, 2023			2,850,000	2,885,625

CIT Group, Inc. sr. unsec. unsub. notes 5s, 2022			1,415,000	1,439,763

CNG Holdings, Inc./OH 144A sr. notes 9 3/8s, 2020			2,620,000	1,283,800

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025			1,100,000	1,133,000

CNO Financial Group, Inc. sr. unsec. unsub. notes 4 1/2s, 2020			1,955,000	2,023,425

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)			785,000	916,236

Credit Acceptance Corp. company guaranty sr. unsec. notes 6 1/8s, 2021			1,433,000	1,364,933

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6 1/4s, perpetual maturity (Switzerland)			1,285,000	1,211,113

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			3,462,000	2,077,200

Dresdner Funding Trust I jr. unsec. sub. notes 8.151s, 2031			3,250,000	3,787,875

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151s, 2031			3,179,000	3,705,125

E*Trade Financial Corp. sr. unsec. unsub. notes 4 5/8s, 2023			3,220,000	3,260,250

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2025(R)			1,335,000	1,299,956

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRN 6.15s, 2066			1,328,000	438,240

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8 1/8s, 2019(PIK)			2,425,000	2,328,000

HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021			2,150,000	2,064,000

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			3,602,000	3,395,353

iStar, Inc. sr. unsec. notes 5s, 2019(R)			2,413,000	2,250,123

Liberty Mutual Insurance Co. 144A unsec. sub. notes 7.697s, 2097			2,775,000	3,543,278

Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13s, perpetual maturity (United Kingdom)		GBP	100,000	217,224

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657s, perpetual maturity (United Kingdom)			$2,300,000	2,472,500

MetLife Capital Trust X 144A jr. unsec. sub. FRB 9 1/4s, 2068			935,000	1,283,288

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 3/8s, 2022(R)			2,405,000	2,507,213

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2020			1,255,000	1,176,563

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			3,743,000	3,200,265

Ocwen Financial Corp. sr. unsec. notes 6 5/8s, 2019			582,000	395,760

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6 3/4s, 2019			2,632,000	2,566,200

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021			2,586,000	2,508,420

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			1,415,000	1,257,581

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			2,283,000	2,171,704

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8s, perpetual maturity (United Kingdom)			1,955,000	1,823,038

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity (United Kingdom)			3,515,000	3,216,225

Royal Bank of Scotland Group PLC unsec. sub. bonds 5 1/8s, 2024 (United Kingdom)			1,495,000	1,457,779

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. unsub. notes 5.298s, 2017 (Russia)			2,500,000	2,575,000

Sberbank of Russia Via SB Capital SA 144A sr. unsec. notes 6 1/8s, 2022 (Russia)			2,100,000	2,320,500

Sberbank of Russia Via SB Capital SA 144A sr. unsec. unsub. notes 4.95s, 2017 (Russia)			5,010,000	5,097,384

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6s, 2020			1,777,000	1,663,716

Springleaf Finance Corp. sr. unsec. unsub. notes 5 1/4s, 2019			1,059,000	986,194

Stearns Holdings, Inc. 144A company guaranty sr. notes 9 3/8s, 2020			2,000,000	1,857,500

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8 1/2s, 2018			2,178,000	1,742,400

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			1,980,000	2,012,175

UBS AG/Jersey jr. unsec. sub. FRN Ser. EMTN, 7.152s, perpetual maturity (Jersey)		EUR	2,000,000	2,391,115

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			$3,620,000	3,583,800

VEREIT Operating Partnership LP company guaranty sr. unsec. unsub. bonds 4 7/8s, 2026(R)			330,000	339,075

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.902s, 2020 (Russia)			3,060,000	3,323,925

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			1,956,000	2,144,766

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 5.942s, 2023 (Russia)			2,200,000	2,299,088

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			22,451,000	24,021,223

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95s, 2022 (Russia)			27,040,000	28,256,800

VTB Bank PJSC via VTB Eurasia, Ltd. 144A unsec. sub. FRN 9 1/2s, perpetual maturity (Russia)			1,110,000	1,179,375

Walter Investment Management Corp. company guaranty sr. unsec. notes 7 7/8s, 2021			1,221,000	599,816

				167,363,386
Health care (2.8%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 6 1/8s, 2021			2,200,000	2,260,500

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 5 1/8s, 2022			2,005,000	1,944,850

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2023			3,768,000	3,372,360

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			3,556,000	3,627,120

Centene Escrow Corp. 144A sr. unsec. notes 6 1/8s, 2024			2,705,000	2,875,753

Centene Escrow Corp. 144A sr. unsec. notes 5 5/8s, 2021			845,000	880,913

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022			1,978,000	1,730,750

Concordia Healthcare Corp. 144A company guaranty sr. unsec. notes 7s, 2023 (Canada)			2,557,000	2,167,058

ConvaTec Healthcare E SA 144A company guaranty sr. unsec. unsub. notes 10 1/2s, 2018 (Luxembourg)			2,010,000	2,061,074

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			3,671,000	3,028,575

DPx Holdings BV 144A sr. unsec. sub. notes 7 1/2s, 2022 (Netherlands)			4,543,000	4,667,933

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2023			4,173,000	3,630,510

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6s, 2025 (Ireland)			500,000	433,750

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6s, 2023 (Ireland)			1,965,000	1,729,200

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2022			2,717,000	2,649,075

HCA, Inc. company guaranty sr. bonds 5 1/4s, 2026			1,642,000	1,704,601

HCA, Inc. company guaranty sr. sub. notes 5 7/8s, 2022			2,000,000	2,175,000

HCA, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2022			741,000	842,888

HCA, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2025			1,065,000	1,091,625

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2023			3,165,000	3,236,213

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sub. notes 10 1/2s, 2018			85,000	84,788

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sr. notes 7 7/8s, 2021			1,995,000	2,120,924

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2025 (Luxembourg)			2,404,000	2,145,570

MEDNAX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			1,255,000	1,270,688

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			2,175,000	2,169,563

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95s, 2024(R)			2,235,000	2,325,218

Service Corp. International/US sr. unsec. notes 5 3/8s, 2022			2,587,000	2,664,610

Service Corp. International/US sr. unsec. unsub. notes 5 3/8s, 2024			5,990,000	6,214,625

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6 1/2s, 2023			1,831,000	1,853,888

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			1,919,000	1,904,608

Tenet Healthcare Corp. company guaranty sr. FRN 4.153s, 2020			3,355,000	3,313,063

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			810,000	854,550

Tenet Healthcare Corp. company guaranty sr. sub. notes 6s, 2020			4,416,000	4,658,880

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2020			1,194,000	1,026,840

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2025			3,185,000	2,555,963

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2023			3,557,000	2,872,278

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021			2,062,000	1,701,150

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023			1,705,000	1,369,328

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2020			2,434,000	2,079,549

				89,295,831
Technology (1.3%)

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			443,000	97,460

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			2,736,000	1,956,240

Black Knight InfoServ, LLC/Black Knight Lending Solutions, Inc. company guaranty sr. unsec. notes 5 3/4s, 2023			3,268,000	3,419,145

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6s, 2025			1,160,000	1,189,000

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35s, 2046			470,000	505,301

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45s, 2023			2,550,000	2,645,811

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7s, 2023			2,670,000	2,703,375

First Data Corp. 144A notes 5 3/4s, 2024			2,785,000	2,764,113

First Data Corp. 144A sr. notes 5 3/8s, 2023			1,705,000	1,731,445

Infor US, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			5,575,000	5,264,919

Iron Mountain, Inc. company guaranty sr. unsec. notes 6s, 2023(R)			3,445,000	3,625,863

Micron Technology, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			2,454,000	2,306,760

NXP BV/NXP Funding, LLC 144A Company guaranty sr. unsec. notes 4 5/8s, 2023 (Netherlands)			2,820,000	2,869,350

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			2,065,000	1,011,850

Techem Energy Metering Service GmbH & Co. KG 144A company guaranty sr. unsec. sub. notes 7 7/8s, 2020 (Germany)		EUR	1,550,000	1,806,513

Trionista TopCo GmbH 144A company guaranty sr. unsec. sub. notes 6 7/8s, 2021 (Germany)		EUR	3,425,000	3,992,534

Zebra Technologies Corp. sr. unsec. unsub. bonds 7 1/4s, 2022			$2,922,000	3,097,320

				40,986,999
Transportation (0.3%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6 3/8s, 2023			4,120,000	3,924,300

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			5,549,000	5,493,510

				9,417,810
Utilities and power (2.0%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020			2,779,000	3,237,535

AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025			6,629,000	6,645,573

AES Corp./Virginia (The) sr. unsec. notes 4 7/8s, 2023			965,000	945,700

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			1,960,000	2,209,900

Calpine Corp. sr. unsec. sub. notes 5 3/4s, 2025			2,635,000	2,562,538

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			4,105,000	4,299,988

Calpine Corp. 144A company guaranty sr. sub. notes 5 7/8s, 2024			510,000	530,400

Centrais Electricas Brasileiras SA (Electrobras) 144A sr. unsec. unsub. notes 6 7/8s, 2019 (Brazil)			2,825,000	2,846,447

Centrais Electricas Brasileiras SA (Electrobras) 144A sr. unsec. unsub. notes 5 3/4s, 2021 (Brazil)			500,000	460,750

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85s, 2037			2,495,000	2,574,261

Dynegy, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			385,000	371,525

Dynegy, Inc. company guaranty sr. unsec. notes 6 3/4s, 2019			5,344,000	5,350,680

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7 5/8s, 2024			260,000	249,600

El Paso Natural Gas Co., LLC company guaranty sr. unsec. notes 8 5/8s, 2022			2,976,000	3,507,145

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)			2,773,024	3,251,371

Energy Transfer Equity LP company guaranty sr. notes 7 1/2s, 2020			2,415,000	2,559,900

Energy Transfer Equity LP sr. sub. notes 5 7/8s, 2024			785,000	763,413

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			530,000	421,350

GenOn Energy, Inc. sr. unsec. sub. notes 9 7/8s, 2020			2,237,000	1,588,270

Hiland Partners Holdings, LLC/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2020			1,625,000	1,685,938

Hiland Partners Holdings, LLC/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022			780,000	768,300

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7 7/8s, 2021			6,375,000	6,598,125

NRG Energy, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2026			1,469,000	1,461,655

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5s, 2022			1,655,000	1,698,196

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			499,000	515,611

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			2,443,000	2,613,138

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			1,140,000	1,150,137

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			3,692,000	3,599,700

				64,467,146

Total corporate bonds and notes (cost $1,122,061,970)				$1,043,947,408

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (8.6%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)			$14,180,212	$15,740,036

Argentina (Republic of) 144A sr. unsec. notes 7 1/2s, 2026 (Argentina)			11,786,000	12,769,149

Argentina (Republic of) 144A sr. unsec. notes 7 1/8s, 2036 (Argentina)			6,315,000	6,315,000

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s, 2021 (Brazil)			3,755,000	3,947,444

Brazil (Federal Republic of) sr. unsec. unsub. notes 10s, 2017 (Brazil) (units)		BRL	38,850	11,876,255

Buenos Aires (Province of) 144A sr. unsec. notes 9 1/8s, 2024 (Argentina)			$13,509,000	14,760,834

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10 7/8s, 2021 (Argentina)			9,195,000	10,344,375

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.95s, 2021 (Argentina)			5,579,186	6,220,792

Cordoba (Province of) 144A sr. unsec. unsub. notes 7 1/8s, 2021 (Argentina)			4,490,000	4,501,225

Costa Rica (Republic of) 144A sr. unsec. unsub. notes 7s, 2044 (Costa Rica)			1,500,000	1,488,750

Croatia (Republic of) 144A sr. unsec. unsub. notes 6s, 2024 (Croatia)			10,550,000	11,504,142

Hellenic (Republic of) sr. unsec. notes 3 3/8s, 2017 (Greece)		EUR	994,000	1,054,412

Hellenic (Republic of) sr. unsec. unsub. bonds 4 3/4s, 2019 (Greece)		EUR	18,866,000	18,847,701

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, 3s, 2040 (Greece)		EUR	3,275,000	2,134,937

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, 3s, 2039 (Greece)		EUR	2,805,320	1,832,400

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2038 (Greece)(STP)		EUR	7,586,206	4,960,099

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2030 (Greece)(STP)		EUR	5,982,706	4,258,983

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2029 (Greece)(STP)		EUR	9,539,966	6,898,685

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2028 (Greece)(STP)		EUR	18,632,392	13,717,317

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2027 (Greece)(STP)		EUR	6,506,251	4,881,219

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2026 (Greece)(STP)		EUR	2,469,000	1,902,308

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2025 (Greece)(STP)		EUR	34,071,779	26,672,742

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2024 (Greece)(STP)		EUR	24,725,574	19,788,329

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2023 (Greece)(STP)		EUR	27,139,294	22,262,495

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 5/8s, 2037 (Indonesia)			$3,255,000	4,025,784

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95s, 2046 (Indonesia)			3,250,000	3,851,250

Indonesia (Republic of) 144A sr. unsec. unusb. notes 5 1/8s, 2045 (Indonesia)			6,310,000	6,704,848

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3 3/8s, 2023 (Indonesia)			5,860,000	5,902,169

Mexico (Republic of) sr. unsec. unsub. notes Ser. MTN, 4 3/4s, 2044 (Mexico)			150,000	160,126

Russia (Federation of) 144A sr. unsec. notes 4 1/2s, 2022 (Russia)			1,925,000	2,057,151

Russia (Federation of) 144A sr. unsec. unsub. bonds 5 5/8s, 2042 (Russia)			10,400,000	11,651,983

Turkey (Republic of) sr. unsec. unsub. bonds 4 1/4s, 2026 (Turkey)			3,000,000	3,046,378

Ukraine (Government of) 144A unsec. FRN Ser. GDP, zero %, 2040 (Ukraine)			1,007,000	326,218

Ukraine (Government of) 144A unsec. notes 7 3/4s, 2019 (Ukraine)			135,000	133,002

Venezuela (Bolivarian Republic of) sr. unsec. bonds 7s, 2038 (Venezuela)			2,900,000	1,152,750

Venezuela (Bolivarian Republic of) sr. unsec. unsub. bonds 9 1/4s, 2027 (Venezuela)			7,605,000	3,669,413

Venezuela (Bolivarian Republic of) 144A sr. unsec. unsub. bonds 13 5/8s, 2018 (Venezuela)			4,935,000	2,852,430

Vietnam (Republic of) 144A sr. unsec. bonds 4.8s, 2024 (Vietnam)			600,000	617,407

Total foreign government and agency bonds and notes (cost $286,600,631)				$274,830,538

SENIOR LOANS (1.8%)(a)(c)
			Principal amount	Value

Academy, Ltd. bank term loan FRN Ser. B, 5s, 2022			$3,988,551	$3,752,561

Asurion, LLC bank term loan FRN 8 1/2s, 2021			1,957,000	1,882,796

Avaya, Inc. bank term loan FRN Ser. B6, 6 1/2s, 2018			2,165,986	1,578,462

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020			2,359,341	1,655,472

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11 1/4s, 2017			6,794,111	6,777,126

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 10 3/4s, 2017			1,258,675	1,263,920

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			4,405,100	4,118,769

Del Monte Foods, Inc. bank term loan FRN 8 1/4s, 2021			1,435,000	1,015,263

DPx Holdings BV bank term loan FRN Ser. B, 4 1/4s, 2021 (Netherlands)			2,546,404	2,473,831

First Data Corp. bank term loan FRN 4.212s, 2021			726,684	723,595

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			2,974,054	2,208,235

iHeartCommunications, Inc. bank term loan FRN Ser. D, 6.938s, 2019			3,744,000	2,731,559

Jeld-Wen, Inc. bank term loan FRN 4s, 2021			2,679,597	2,676,247

Jeld-Wen, Inc. bank term loan FRN Ser. B, 4 3/4s, 2022			590,619	589,880

Navistar, Inc. bank term loan FRN Ser. B, 6 1/2s, 2020			3,208,875	3,021,692

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			4,760,538	4,268,123

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021			1,409,888	1,326,469

Petco Animal Supplies, Inc. bank term loan FRN Ser. B1, 5s, 2023			2,389,013	2,376,072

ROC Finance, LLC bank term loan FRN 5s, 2019			7,110,704	6,755,169

Talbots, Inc. (The) bank term loan FRN 9 1/2s, 2021			2,088,649	1,937,222

Talbots, Inc. (The) bank term loan FRN 5 1/2s, 2020			2,296,093	2,224,340

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.676s, 2017			3,098,000	1,028,149

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.676s, 2017			31,795	10,552

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 3 3/4s, 2020			1,038,350	1,006,161

Total senior loans (cost $64,570,167)				$57,401,665

PURCHASED SWAP OPTIONS OUTSTANDING (0.1%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Credit Suisse International

(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915		$89,988,900	$556,041

(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315		89,988,900	139,483

Goldman Sachs International

1.4825/3 month USD-LIBOR-BBA/Jul-26	Jul-16/1.4825		256,500,800	2,906,154

1.3275/3 month USD-LIBOR-BBA/Jul-26	Jul-16/1.3275		143,152,000	549,704

2.089/6 month AUD-BBR-BBSW/Jul-26	Jul-16/2.089	AUD	81,337,000	188,050

(1.65)/3 month USD-LIBOR-BBA/Jul-26	Jul-16/1.65		$256,500,800	176,986

(1.73)/3 month USD-LIBOR-BBA/Jul-26	Jul-16/1.73		256,500,800	66,690

(1.82)/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.82		291,139,200	291

(1.306)/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.306		291,139,200	291

JPMorgan Chase Bank N.A.

(1.15)/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.15		291,139,200	2,911

Total purchased swap options outstanding (cost $14,373,480)				$4,586,601

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/$102.80		$154,000,000	$514,360

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/102.70		154,000,000	471,240

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/102.52		154,000,000	395,780

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/102.42		154,000,000	363,440

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/101.78		150,000,000	189,000

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/101.59		150,000,000	157,500

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/101.48		150,000,000	141,000

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/101.30		150,000,000	117,000

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Aug-16/101.52		150,000,000	25,500

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Aug-16/101.39		150,000,000	21,000

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jul-16/102.03		183,000,000	183

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jul-16/101.98		150,000,000	150

EUR/USD (Put)	Jul-16/1.10	EUR	115,703,100	672,824

USD/CAD (Call)	Jul-16/CAD 1.32		$63,678,200	176,389

Total purchased options outstanding (cost $16,363,132)				$3,245,366

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

iStar, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$910,000	$917,394

Navistar International Corp. cv. sr. unsec. sub. bonds 4 1/2s, 2018			1,360,000	905,250

Total convertible bonds and notes (cost $1,998,447)				$1,822,644

SHORT-TERM INVESTMENTS (10.9%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.47%(AFF)		Shares	195,719,667	$195,719,667

SSgA Prime Money Market Fund Class N 0.39%(P)		Shares	961,000	961,000

U.S. Treasury Bills 0.27%, August 18, 2016(SEG)(SEGSF)(SEGCCS)			$86,422,000	86,395,555

U.S. Treasury Bills 0.20%, August 11, 2016(SEG)(SEGSF)(SEGCCS)			43,784,000	43,773,842

U.S. Treasury Bills 0.20%, August 4, 2016(SEGSF)			3,740,000	3,739,241

U.S. Treasury Bills 0.19%, July 21, 2016(SEGSF)			2,348,000	2,347,761

U.S. Treasury Bills 0.23%, July 14, 2016(SEGSF)			9,408,000	9,407,577

U.S. Treasury Bills 0.19%, July 7, 2016(SEG)(SEGSF)			5,690,000	5,689,943

Total short-term investments (cost $348,030,500)				$348,034,586

TOTAL INVESTMENTS

Total investments (cost $5,169,570,436)(b)				$4,863,449,691

FORWARD CURRENCY CONTRACTS at 6/30/16 (aggregate face value $1,716,606,616) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/21/16	$37,222,937	$36,250,688	$972,249
	British Pound	Sell	9/21/16	14,714,965	15,138,688	423,723
	Canadian Dollar	Buy	7/21/16	1,101,818	909,011	192,807
	Euro	Buy	9/21/16	5,492,235	5,871,070	(378,835)
	Hong Kong Dollar	Sell	8/18/16	16,113,474	16,114,061	587
	Japanese Yen	Sell	8/18/16	2,725,914	2,852,336	126,422
	Malaysian Ringgit	Buy	8/18/16	16,605,566	16,540,451	65,115
	New Zealand Dollar	Buy	7/21/16	37,531,394	36,304,153	1,227,241
	Swedish Krona	Sell	9/21/16	16,530,595	17,449,724	919,129
Barclays Bank PLC
	Australian Dollar	Buy	7/21/16	9,639,840	9,962,075	(322,235)
	British Pound	Sell	9/21/16	30,938,556	31,825,234	886,678
	Canadian Dollar	Sell	7/21/16	21,976,445	22,087,225	110,780
	Euro	Buy	9/21/16	18,738,768	18,623,781	114,987
	Japanese Yen	Sell	8/18/16	15,726,264	16,144,384	418,120
	New Zealand Dollar	Sell	7/21/16	9,221,759	8,831,413	(390,346)
	Norwegian Krone	Buy	9/21/16	16,487,583	16,530,710	(43,127)
	Swedish Krona	Buy	9/21/16	16,509,438	16,847,511	(338,073)
	Swedish Krona	Sell	9/21/16	16,941,915	16,734,602	(207,313)
	Swiss Franc	Buy	9/21/16	541,372	490,450	50,922
Citibank, N.A.
	Australian Dollar	Buy	7/21/16	17,513,037	17,119,822	393,215
	Brazilian Real	Sell	10/3/16	1,495,822	1,389,945	(105,877)
	British Pound	Buy	9/21/16	25,557,781	27,681,624	(2,123,843)
	Canadian Dollar	Sell	7/21/16	16,138,528	16,106,357	(32,171)
	Euro	Sell	9/21/16	25,597,745	25,847,215	249,470
	Japanese Yen	Buy	8/18/16	125,810	127,507	(1,697)
	Mexican Peso	Sell	7/21/16	656,010	763,174	107,164
	New Zealand Dollar	Buy	7/21/16	18,448,655	17,486,280	962,375
	South African Rand	Buy	7/21/16	15,988,833	15,683,673	305,160
Credit Suisse International
	Australian Dollar	Sell	7/21/16	892,415	337,358	(555,057)
	British Pound	Sell	9/21/16	16,223,591	16,478,132	254,541
	Canadian Dollar	Sell	7/21/16	32,621,524	31,964,786	(656,738)
	Euro	Sell	9/21/16	11,374,537	11,461,442	86,905
	Hong Kong Dollar	Sell	8/18/16	13,173,923	13,172,857	(1,066)
	Japanese Yen	Sell	8/18/16	18,092,023	17,022,918	(1,069,105)
	New Zealand Dollar	Buy	7/21/16	39,670,787	38,541,050	1,129,737
	Norwegian Krone	Sell	9/21/16	45,143,241	45,298,858	155,617
	Swedish Krona	Sell	9/21/16	67,924,348	69,351,367	1,427,019
Deutsche Bank AG
	Australian Dollar	Sell	7/21/16	8,721,189	8,490,285	(230,904)
	Euro	Buy	9/21/16	4,941,352	4,896,490	44,862
	Japanese Yen	Sell	8/18/16	1,654,496	782,398	(872,098)
Goldman Sachs International
	Australian Dollar	Buy	7/21/16	35,473,587	36,138,105	(664,518)
	British Pound	Sell	9/21/16	30,654,790	31,955,787	1,300,997
	Canadian Dollar	Buy	7/21/16	19,225,694	18,252,616	973,078
	Euro	Buy	9/21/16	26,378,327	26,695,297	(316,970)
	Indonesian Rupiah	Buy	8/18/16	16,239,156	15,996,613	242,543
	Japanese Yen	Sell	8/18/16	35,793,858	36,063,067	269,209
	New Zealand Dollar	Buy	7/21/16	23,437,074	22,057,913	1,379,161
	South Korean Won	Buy	8/18/16	17,149,374	16,943,281	206,093
	South Korean Won	Sell	8/18/16	17,197,248	16,723,892	(473,356)
	Swedish Krona	Sell	9/21/16	33,474,692	33,509,514	34,822
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/21/16	17,139,688	16,737,129	402,559
	British Pound	Sell	9/21/16	16,223,591	16,478,449	254,858
	Canadian Dollar	Sell	7/21/16	11,211,930	11,109,708	(102,222)
	Euro	Sell	9/21/16	13,268,791	13,394,119	125,328
	Hong Kong Dollar	Sell	8/18/16	20,318,536	20,318,463	(73)
	Polish Zloty	Sell	9/21/16	489,692	617,315	127,623
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/21/16	12,292,488	13,304,244	(1,011,756)
	British Pound	Sell	9/21/16	42,525,028	43,690,642	1,165,614
	Canadian Dollar	Buy	7/21/16	15,671,220	15,663,069	8,151
	Euro	Buy	9/21/16	35,789,834	36,244,854	(455,020)
	Hong Kong Dollar	Sell	8/18/16	16,784,876	16,783,300	(1,576)
	Indonesian Rupiah	Buy	11/16/16	15,782,175	15,868,904	(86,729)
	Japanese Yen	Sell	8/18/16	12,175,674	12,139,206	(36,468)
	New Zealand Dollar	Buy	7/21/16	32,651,842	30,810,172	1,841,670
	Norwegian Krone	Buy	9/21/16	20,094,550	20,543,124	(448,574)
	Russian Ruble	Buy	9/21/16	16,068,804	15,681,382	387,422
	Swedish Krona	Sell	9/21/16	94,458,024	96,534,581	2,076,557
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	7/21/16	16,268,366	14,868,194	(1,400,172)
	British Pound	Sell	9/21/16	13,621,199	13,615,533	(5,666)
	Canadian Dollar	Sell	7/21/16	34,401,350	34,437,594	36,244
	Euro	Sell	9/21/16	17,354,107	17,830,618	476,511
	Japanese Yen	Sell	8/18/16	16,546,778	16,643,670	96,892
	New Zealand Dollar	Buy	7/21/16	34,653,045	33,996,177	656,868
	Norwegian Krone	Sell	9/21/16	45,022,920	44,858,706	(164,214)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/21/16	17,122,620	17,867,083	(744,463)
	Australian Dollar	Sell	7/21/16	17,661,810	17,300,635	(361,175)
	Brazilian Real	Sell	10/3/16	10,410,013	9,685,439	(724,574)
	British Pound	Sell	9/21/16	23,280,454	23,904,659	624,205
	Canadian Dollar	Buy	7/21/16	19,086,437	19,615,289	(528,852)
	Euro	Sell	9/21/16	7,854,793	7,913,641	58,848
	Singapore Dollar	Sell	8/18/16	17,015,535	16,893,438	(122,097)
UBS AG
	Australian Dollar	Buy	7/21/16	13,571,221	12,839,996	731,225
	Canadian Dollar	Sell	7/21/16	21,818,612	21,722,113	(96,499)
	Euro	Sell	9/21/16	14,721,561	15,086,325	364,764
	Japanese Yen	Sell	8/18/16	617,505	152,592	(464,913)
	New Zealand Dollar	Buy	7/21/16	20,046,707	19,184,440	862,267
WestPac Banking Corp.
	Canadian Dollar	Buy	7/21/16	16,235,676	16,007,842	227,834
	Mexican Peso	Buy	7/21/16	32,174	31,410	764
	Mexican Peso	Sell	7/21/16	32,174	31,060	(1,114)
	New Zealand Dollar	Buy	7/21/16	6,645,328	6,354,311	291,017

Total						$10,308,463

FUTURES CONTRACTS OUTSTANDING at 6/30/16 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Short)	530	$91,342,188	Sep-16	$(5,022,349)
U.S. Treasury Bond Ultra 30 yr (Long)	356	66,349,500	Sep-16	4,118,230
U.S. Treasury Note 10 yr (Short)	1,182	157,187,531	Sep-16	(4,250,472)
U.S. Treasury Note Ultra 10 yr (Short)	52	7,574,938	Sep-16	(249,148)

Total				$(5,403,739)

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/16 (premiums $61,933,999) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Credit Suisse International

2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515	$89,988,900	$1,560,767
Goldman Sachs International

1.65875/3 month USD-LIBOR-BBA/Jul-26	Jul-16/1.65875	256,500,800	30,780
(1.215)/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.215	291,139,200	328,987
(0.901)/3 month USD-LIBOR-BBA/Jul-17	Jul-16/0.901	291,139,200	349,367
1.57/3 month USD-LIBOR-BBA/Jul-26	Jul-16/1.57	256,500,800	410,401
(0.7325)/3 month USD-LIBOR-BBA/Jul-18	Jul-16/0.7325	671,029,000	516,692
JPMorgan Chase Bank N.A.

1.41/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.41	291,139,200	291
1.28/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.28	291,139,200	291
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	270,610,000	25,276,329

Total			$28,473,905

WRITTEN OPTIONS OUTSTANDING at 6/30/16 (premiums $15,143,438) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/$102.18	$154,000,000	$287,980
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/102.09	154,000,000	263,340
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/101.90	154,000,000	218,680
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/101.80	154,000,000	198,660
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/101.56	154,000,000	157,080
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/101.47	154,000,000	143,220
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/101.28	154,000,000	118,580
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/101.19	154,000,000	107,800
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/101.04	150,000,000	90,000
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/100.85	150,000,000	75,000
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/100.75	150,000,000	67,500
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/100.56	150,000,000	55,500
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/100.30	150,000,000	42,000
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/100.11	150,000,000	36,000
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/100.02	150,000,000	31,500
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/99.83	150,000,000	27,000
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Aug-16/100.80	150,000,000	7,500
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Aug-16/100.68	150,000,000	6,000
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Aug-16/99.97	150,000,000	1,500
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Aug-16/100.09	150,000,000	1,500
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jul-16/100.73	183,000,000	183
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jul-16/101.39	183,000,000	183
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jul-16/100.73	150,000,000	150
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jul-16/101.36	150,000,000	150

Total			$1,937,006

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/16 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Citibank, N.A.

(1.455)/3 month USD-LIBOR-BBA/Jul-26 (Purchased)	Jul-16/1.455	$285,368,300	$(1,590,928)	$(28,537)
1.585/3 month USD-LIBOR-BBA/Jul-26 (Written)	Jul-16/1.585	285,368,300	556,468	(28,537)
1.515/3 month USD-LIBOR-BBA/Jul-26 (Written)	Jul-16/1.515	285,368,300	984,521	(34,244)
Goldman Sachs International

(2.0745)/3 month USD-LIBOR-BBA/Sep-21 (Purchased)	Sep-16/2.0745	142,683,900	(513,662)	15,695
1.5595/3 month USD-LIBOR-BBA/Sep-21 (Purchased)	Sep-16/1.5595	142,683,900	(656,346)	(125,562)
1.1665/3 month USD-LIBOR-BBA/Dec-17 (Written)	Dec-16/1.1665	570,736,700	570,737	57,074
(0.6665)/3 month USD-LIBOR-BBA/Dec-17 (Written)	Dec-16/0.6665	570,736,700	599,273	5,707
JPMorgan Chase Bank N.A.

2.117/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.117	100,503,775	(2,462,644)	4,248,295
2.035/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.035	100,503,775	(2,553,700)	3,500,547
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	365,900,300	(2,570,450)	1,030,741
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	182,949,800	(1,209,664)	590,745
(2.01575)/3 month USD-LIBOR-BBA/Sep-21 (Purchased)	Sep-16/2.01575	142,683,900	(556,467)	89,891
1.49825/3 month USD-LIBOR-BBA/Sep-21 (Purchased)	Sep-16/1.49825	142,683,900	(556,467)	(122,708)
(3.035)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.035	100,503,775	(2,674,204)	(2,633,601)
(3.117)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.117	100,503,775	(2,814,106)	(2,781,944)
2.655/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.655	440,206,400	2,916,367	2,909,764
2.56/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.56	440,206,400	2,814,105	2,804,115
(0.634)/3 month USD-LIBOR-BBA/Dec-17 (Written)	Dec-16/0.634	570,736,700	556,468	22,829
1.134/3 month USD-LIBOR-BBA/Dec-17 (Written)	Dec-16/1.134	570,736,700	556,468	(11,415)
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	365,900,300	1,120,387	(1,031,839)
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	731,800,700	2,341,762	(1,968,544)
(1.56)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.56	440,206,400	2,534,403	(3,992,672)
(1.655)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.655	440,206,400	2,509,176	(4,807,054)

Total			$(98,503)	$(2,291,254)

TBA SALE COMMITMENTS OUTSTANDING at 6/30/16 (proceeds receivable $412,343,125) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4s, July 1, 2046	$1,000,000	7/14/16	$1,072,187
Federal National Mortgage Association, 3 1/2s, July 1, 2046	163,000,000	7/14/16	171,952,270
Federal National Mortgage Association, 3s, July 1, 2046	170,000,000	7/14/16	176,388,277
Government National Mortgage Association, 3 1/2s, July 1, 2046	61,000,000	7/20/16	64,731,486

Total			$414,144,220

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/16 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank N.A.
MXN	603,433,000	$—	1/1/26	1 month MXN-TIIE-BANXICO	6.16%	$289,337
MXN	364,800,000	—	1/2/26	1 month MXN-TIIE-BANXICO	6.14%	173,705

Total		$—	$463,042

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/16 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$570,002,000		$(3,427,536)	6/28/26	3 month USD-LIBOR-BBA	1.4825%	$2,314,992
		285,001,000		3,416,251	6/28/26	1.65875%	3 month USD-LIBOR-BBA	(4,275,147)
		570,002,000		(3,142,535)	6/21/26	3 month USD-LIBOR-BBA	1.55%	6,407,025
		285,001,000		3,131,249	6/21/26	1.715%	3 month USD-LIBOR-BBA	(6,157,044)
		1,094,939,200	(E)	2,348,255	9/21/18	1.12%	3 month USD-LIBOR-BBA	(5,351,358)
		163,941,500	(E)	1,050,925	9/21/21	1.40%	3 month USD-LIBOR-BBA	(1,980,846)
		76,200	(E)	(833)	9/21/26	3 month USD-LIBOR-BBA	1.75%	1,645
		340,162,200	(E)	3,709,567	9/21/26	1.75%	3 month USD-LIBOR-BBA	(7,352,508)
		21,698,800	(E)	511,356	9/21/46	2.17%	3 month USD-LIBOR-BBA	(1,134,693)
		352,003,000		(1,320)	6/8/18	0.95082%	3 month USD-LIBOR-BBA	(1,528,093)
		229,235,000		(1,845)	6/8/21	3 month USD-LIBOR-BBA	1.22839%	2,830,519
		195,973,000		(2,587)	6/8/26	1.60208%	3 month USD-LIBOR-BBA	(4,352,104)
		96,386,000		(3,277)	6/8/46	3 month USD-LIBOR-BBA	2.06188%	5,125,541
		1,520,331,000	(E)	(6,007,551)	9/21/18	3 month USD-LIBOR-BBA	1.05%	2,568,636
		76,442,000	(E)	106,110	9/21/46	3 month USD-LIBOR-BBA	2.10%	4,587,904
		574,096,000	(E)	(2,805,970)	9/21/21	3 month USD-LIBOR-BBA	1.30%	4,986,808
		554,945,000	(E)	(400,164)	9/21/26	1.65%	3 month USD-LIBOR-BBA	(13,136,151)
		219,450,500		(1,580)	6/21/26	3 month USD-LIBOR-BBA	1.42%	936,888
		105,700,000		(1,395)	6/20/26	1.4215%	3 month USD-LIBOR-BBA	(470,257)
		119,556,000		(1,578)	6/24/26	3 month USD-LIBOR-BBA	1.56%	2,105,461
		89,775,400		(1,185)	6/28/26	1.5675%	3 month USD-LIBOR-BBA	(1,637,939)
		427,501,500		706,859	6/28/26	1.4825%	3 month USD-LIBOR-BBA	(3,600,036)
		256,500,800		(573,388)	7/1/26	3 month USD-LIBOR-BBA	1.4825%	1,969,818
		170,300,000		(639)	6/29/18	3 month USD-LIBOR-BBA	0.711%	(81,419)
		103,700,000		(1,369)	6/29/26	1.36146%	3 month USD-LIBOR-BBA	156,795
		103,700,000		(1,369)	6/29/26	1.3534%	3 month USD-LIBOR-BBA	237,001
		170,300,000		(639)	6/29/18	3 month USD-LIBOR-BBA	0.7115%	(79,881)
		103,700,000		(1,369)	6/29/26	1.35735%	3 month USD-LIBOR-BBA	197,676
		170,300,000		(639)	6/29/18	3 month USD-LIBOR-BBA	0.716%	(64,512)
		67,285,400		(888)	6/29/26	1.336%	3 month USD-LIBOR-BBA	266,142
		97,641,500		(1,289)	6/30/26	1.35629%	3 month USD-LIBOR-BBA	200,424
	AUD	116,172,000	(E)	863,981	9/28/26	2.35%	6 month AUD-BBR-BBSW	(273,616)
	AUD	331,766,000	(E)	39,107	9/28/18	3 month AUD-BBR-BBSW	1.75%	119,027
	AUD	116,831,000	(E)	57,690	9/28/21	2.05%	6 month AUD-BBR-BBSW	(153,085)
	CAD	428,387,000	(E)	(267,991)	9/21/18	3 month CAD-BA-CDOR	0.90%	(21,957)
	CAD	163,056,000	(E)	1,139,772	9/21/26	1.50%	3 month CAD-BA-CDOR	(850,042)
	CAD	68,297,000	(E)	210,178	9/21/21	1.05%	3 month CAD-BA-CDOR	(90,721)
	CHF	31,437,000	(E)	616,563	9/21/26	6 month CHF-LIBOR-BBA	0.15%	(129,460)
	CHF	93,253,000	(E)	273,934	9/21/18	6 month CHF-LIBOR-BBA	0.70%	(100,606)
	CHF	237,680,000	(E)	1,818,035	9/21/21	6 month CHF-LIBOR-BBA	0.55%	(723,791)
	EUR	375,943,000	(E)	2,324,608	9/21/21	0.05%	6 month EUR-EURIBOR-REUTERS	(381,368)
	EUR	72,807,000	(E)	(1,036,375)	9/21/26	6 month EUR-EURIBOR-Telerate	0.55%	223,664
	GBP	117,719,000	(E)	43,276	9/21/18	6 month GBP-LIBOR-BBA	0.75%	904,416
	GBP	103,681,000	(E)	2,709,320	9/21/21	1.00%	6 month GBP-LIBOR-BBA	(24,962)
	GBP	1,152,000	(E)	(54,379)	9/21/26	6 month GBP-LIBOR-BBA	1.35%	(1,522)
	JPY	2,362,323,000		(345)	11/13/45	6 month JPY-LIBOR-BBA	1.32125%	7,636,361
	JPY	3,025,582,000		(726)	11/26/35	6 month JPY-LIBOR-BBA	1.09%	5,455,186
	JPY	2,359,951,000		(353)	1/5/46	1.22015%	6 month JPY-LIBOR-BBA	(7,048,307)
	JPY	3,025,582,000		(809)	1/5/36	1.00875%	6 month JPY-LIBOR-BBA	(5,097,906)
	NOK	260,630,000	(E)	(342,420)	9/21/26	6 month NOK-NIBOR-NIBR	1.50%	89,382
	NOK	10,403,000	(E)	(5)	9/21/18	0.80%	6 month NOK-NIBOR-NIBR	1,032
	NOK	11,897,000	(E)	7,876	9/21/21	1.10%	6 month NOK-NIBOR-NIBR	(2,224)
	NZD	93,843,000		475,764	6/15/26	3.10%	3 month NZD-BBR-FRA	(2,134,629)
	NZD	142,783,000		31,951	6/15/18	3 month NZD-BBR-FRA	2.40%	372,870
	NZD	442,142,000		(356,672)	6/15/21	2.70%	3 month NZD-BBR-FRA	(5,914,286)
	NZD	43,019,000		(184,766)	6/15/21	3 month NZD-BBR-FRA	2.7003%	356,406
	NZD	141,551,000		218,236	6/15/18	2.4001%	3 month NZD-BBR-FRA	(119,949)
	NZD	67,000,000	(E)	(240,909)	9/21/21	3 month NZD-BBR-FRA	2.50%	113,619
	NZD	10,855,000	(E)	(182,981)	9/21/26	3 month NZD-BBR-FRA	2.90%	(34,071)
	SEK	460,076,000	(E)	(411,763)	9/21/26	3 month SEK-STIBOR-SIDE	1.10%	1,238,990
	SEK	263,827,000	(E)	190,076	9/21/21	0.30%	3 month SEK-STIBOR-SIDE	(195,341)

	Total			$6,539,500	$(23,095,603)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$9,000,010	$—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	$(102,777)
Barclays Bank PLC
	1,925,494	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(22,995)
	1,390,956	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(12,913)
	1,925,494	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	10,897
	1,304,727	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	1,536
	5,331,759	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(66,458)
	6,402,635	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	12,888
	1,829,707	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	3,683
	923,203	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	942
	3,033,468	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(5,258)
	3,628,071	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	7,303
	472,393	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(330)
	1,767,543	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	331
	11,960,220	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	24,074
	297,793	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Ginnie Mae II pools	3,167
	16,365,922	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	16,703
	51,927	—	1/12/39	(6.00%)1 month USD-LIBOR	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(90)
	1,529,369	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(13,480)
	4,420,246	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(20,388)
	6,361,155	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(56,068)
	3,829,552	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(33,754)
	4,857,054	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(42,811)
	6,469,862	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(4,516)
	928,316	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(648)
	11,684,583	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	108,471
	21,533,355	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	261,657
	51,376,708	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	624,294
	25,952,178	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(92,765)
	27,014,675	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	30,380
	119,846,954	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	453,118
	71,714,169	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(607,088)
EUR	57,000,000	—	9/15/17	(0.4975%)	Eurostat Eurozone HICP excluding tobacco	(278,958)
EUR	28,497,000	—	9/15/17	(0.46%)	Eurostat Eurozone HICP excluding tobacco	(115,430)
EUR	40,541,000	—	9/15/17	(0.435%)	Eurostat Eurozone HICP excluding tobacco	(141,720)
Citibank, N.A.
	$1,890,309	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,147
	633,719	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,396
Credit Suisse International
	6,676,587	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	25,243
	33,261,688	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	117,038
	1,390,956	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,259
	6,334,463	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(53,624)
	86,818	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(752)
	284,342	—	1/12/34	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	763
	337,660	—	1/12/36	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	907
	1,774,615	—	1/12/42	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(20,548)
	3,639,837	—	1/12/43	3.00% (1 month USD-LIBOR)	Synthetic TRS Index 3.00% 30 year Fannie Mae pools	(45,575)
	11,295,515	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(99,560)
	11,955,819	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	110,989
	14,664,566	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	136,136
	18,624,128	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(164,156)
	3,928,659	—	1/12/44	3.00% (1 month USD-LIBOR)	Synthetic TRS Index 3.00% 30 year Fannie Mae pools	(48,578)
	23,961,521	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(291,162)
	3,917,607	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(47,604)
	3,002,744	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(36,487)
	3,536,488	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(46,278)
	34,856,591	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(432,721)
	19,945,046	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(247,604)
	62,726,693	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(820,841)
	39,537,939	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(517,393)
	39,206,881	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(560,043)
	25,852,608	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	314,142
Deutsche Bank AG
	2,165,212	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	4,358
	6,334,463	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(53,624)
	219,203	—	1/12/34	5.50% (1 month USD-LIBOR)	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	783
	363,113	—	1/12/36	5.50% (1 month USD-LIBOR)	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	1,296
Goldman Sachs International
	6,373,485	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(11,047)
	1,549,564	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(18,829)
	1,304,727	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(14,900)
	2,200,698	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,536)
	13,325,293	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(166,094)
	13,325,293	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(166,094)
	3,185,549	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(26,967)
	1,196,738	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(10,131)
	9,797,199	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(111,881)
	2,232,867	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(3,870)
	791,808	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,703)
	8,525,368	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(96,915)
	710,831	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(1,232)
	4,449,377	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(7,712)
	1,012,579	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(4,670)
	1,372,467	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	11,618
	2,106,739	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(2,369)
	884,556	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	3,162
	1,755,076	—	1/12/40	(4.50%) 1 month USD-LIBOR	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(1,791)
	3,506,042	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(42,603)
	2,371,728	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(20,078)
	4,363,864	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(36,942)
	250,183	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(2,205)
	373,907	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Ginnie Mae II pools	4,308
	2,846,180	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(24,094)
	1,471,337	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,027)
	217,325	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,840)
	579,762	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,908)
	198,005	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,676)
	8,431	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(6)
	2,856,051	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,993)
	14,516,210	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(180,939)
	1,636,403	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(13,853)
	2,892,809	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(5,014)
	18,914,706	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(235,764)
	150,618	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,830)
	9,097,178	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(110,542)
	30,603,260	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(371,868)
	28,421,673	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	263,847
	39,418,406	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(515,829)
	41,005,531	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	509,056
EUR	205,198,000	—	8/10/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	(1,696,503)
EUR	67,760,000	—	8/11/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	(560,215)
EUR	57,000,000	—	8/31/17	(0.27%)	Eurostat Eurozone HICP excluding tobacco	(12,019)
EUR	57,000,000	—	9/1/17	(0.37%)	Eurostat Eurozone HICP excluding tobacco	(115,758)
EUR	56,994,000	—	9/10/20	(0.7975%)	Eurostat Eurozone HICP excluding tobacco	(907,498)
EUR	27,035,000	—	1/26/21	(0.75%)	Eurostat Eurozone HICP excluding tobacco	(241,217)
JPMorgan Chase Bank N.A.
	$20,386,368	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(247,720)
	39,087,740	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(474,965)
	30,603,570	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(371,872)
	28,421,673	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	263,847
EUR	28,497,000	—	9/4/20	(0.8675%)	Eurostat Eurozone HICP excluding tobacco	(570,317)
EUR	28,497,000	—	9/7/20	(0.85%)	Eurostat Eurozone HICP excluding tobacco	(541,128)
EUR	28,919,000	—	1/27/21	(0.755%)	Eurostat Eurozone HICP excluding tobacco	(266,371)
EUR	23,789,000	—	1/26/21	(0.75%)	Eurostat Eurozone HICP excluding tobacco	(199,160)

Total		$—	$(10,193,753)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$39,713	$581,000	5/11/63	300 bp	$(2,990)
	CMBX NA BBB- Index	BBB-/P	79,608	1,321,000	5/11/63	300 bp	(17,486)
	CMBX NA BBB- Index	BBB-/P	163,473	2,648,000	5/11/63	300 bp	(31,155)
	CMBX NA BBB- Index	BBB-/P	155,838	2,734,000	5/11/63	300 bp	(45,111)
	Credit Suisse International
	CMBX NA BB Index	—	(881,360)	49,934,000	5/11/63	(500 bp)	5,932,964
	CMBX NA BB Index	—	(27,128)	2,794,000	1/17/47	(500 bp)	516,491
	CMBX NA BBB- Index	BBB-/P	218,389	2,435,000	5/11/63	300 bp	39,417
	CMBX NA BBB- Index	BBB-/P	173,010	13,173,000	5/11/63	300 bp	(795,205)
	CMBX NA BBB- Index	BBB-/P	121,345	1,208,000	1/17/47	300 bp	(784)
	CMBX NA BBB- Index	BBB-/P	516,382	4,895,000	1/17/47	300 bp	21,498
	CMBX NA BBB- Index	BBB-/P	550,279	5,188,000	1/17/47	300 bp	25,773
	CMBX NA BBB- Index	BBB-/P	882,890	24,806,000	1/17/47	300 bp	(1,624,996)
	CMBX NA BBB- Index	BBB-/P	6,712,813	195,705,000	1/17/47	300 bp	(13,072,963)
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	3,640	928,000	1/17/47	300 bp	(90,180)
	CMBX NA BBB- Index	BBB-/P	28,746	1,066,000	1/17/47	300 bp	(79,027)
	CMBX NA BBB- Index	BBB-/P	15,954	1,602,000	1/17/47	300 bp	(146,008)
	CMBX NA BBB- Index	BBB-/P	7,022	1,968,000	1/17/47	300 bp	(191,943)
	CMBX NA BBB- Index	BBB-/P	7,050	1,976,000	1/17/47	300 bp	(192,723)
	CMBX NA BBB- Index	BBB-/P	29,187	3,749,000	1/17/47	300 bp	(349,837)
	CMBX NA BBB- Index	BBB-/P	17,632	4,125,000	1/17/47	300 bp	(399,405)
	CMBX NA BBB- Index	BBB-/P	14,707	4,125,000	1/17/47	300 bp	(402,331)
	CMBX NA BBB- Index	BBB-/P	14,707	4,125,000	1/17/47	300 bp	(402,331)
	CMBX NA BBB- Index	BBB-/P	8,444	7,818,000	1/17/47	300 bp	(781,956)
	CMBX NA BB Index	—	(64,151)	7,500,000	5/11/63	(500 bp)	959,349
	CMBX NA BB Index	—	(47,676)	4,496,000	5/11/63	(500 bp)	565,878
	CMBX NA BB Index	—	51,305	2,269,000	5/11/63	(500 bp)	360,948
	CMBX NA BB Index	—	(19,697)	2,051,000	5/11/63	(500 bp)	260,196
	CMBX NA BB Index	—	1,994	1,642,000	5/11/63	(500 bp)	226,072
	CMBX NA BB Index	—	13,643	1,331,000	5/11/63	(500 bp)	195,280
	CMBX NA BB Index	—	20,888	1,241,000	5/11/63	(500 bp)	190,244
	CMBX NA BB Index	—	(28,902)	2,794,000	1/17/47	(500 bp)	514,717
	CMBX NA BB Index	—	(2,841)	1,425,000	1/17/47	(500 bp)	274,416
	CMBX NA BBB- Index	BBB-/P	(2,127)	195,000	5/11/63	300 bp	(16,460)
	CMBX NA BBB- Index	BBB-/P	(1,292)	322,000	5/11/63	300 bp	(24,959)
	CMBX NA BBB- Index	BBB-/P	2,195	368,000	5/11/63	300 bp	(24,853)
	CMBX NA BBB- Index	BBB-/P	(6,569)	655,000	5/11/63	300 bp	(54,712)
	CMBX NA BBB- Index	BBB-/P	(12,614)	757,000	5/11/63	300 bp	(68,253)
	CMBX NA BBB- Index	BBB-/P	6,129	796,000	1/17/47	300 bp	(74,347)
	CMBX NA BBB- Index	BBB-/P	68,953	2,227,000	1/17/47	300 bp	(156,197)
	CMBX NA BBB- Index	BBB-/P	73,167	3,471,000	1/17/47	300 bp	(277,751)
	CMBX NA BBB- Index	BBB-/P	153,572	3,815,000	1/17/47	300 bp	(232,124)
	CMBX NA BBB- Index	BBB-/P	153,572	3,815,000	1/17/47	300 bp	(232,124)
	CMBX NA BBB- Index	BBB-/P	164,677	3,816,000	1/17/47	300 bp	(221,121)
	CMBX NA BBB- Index	BBB-/P	116,345	3,886,000	1/17/47	300 bp	(276,529)
	CMBX NA BBB- Index	BBB-/P	161,576	3,887,000	1/17/47	300 bp	(231,399)
	CMBX NA BBB- Index	BBB-/P	167,654	5,533,000	1/17/47	300 bp	(391,733)
	CMBX NA BBB- Index	BBB-/P	211,188	7,129,000	1/17/47	300 bp	(509,553)
	CMBX NA BBB- Index	BBB-/P	405,497	12,726,000	1/17/47	300 bp	(881,102)
	JPMorgan Securities LLC
	CMBX NA BBB- Index	BBB-/P	1,319	52,000	1/17/47	300 bp	(3,938)
	CMBX NA BBB- Index	BBB-/P	7,525	136,000	1/17/47	300 bp	(6,225)

	Total		$10,447,671	$(12,226,568)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2016. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Key to holding's abbreviations
bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2015 through June 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $3,205,155,354.
(b)	The aggregate identified cost on a tax basis is $5,209,892,374, resulting in gross unrealized appreciation and depreciation of $45,433,433 and $391,876,116, respectively, or net unrealized depreciation of $346,442,683.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$100,822,655	$1,370,334,064	$1,275,437,052	$534,992	$195,719,667
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,825,975,422 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	86.8%
	Greece	2.7
	Russia	1.9
	Argentina	1.5
	Venezuela	1.4
	Brazil	1.0
	Canada	1.0
	Luxembourg	0.6
	Mexico	0.6
	Other	2.5

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $2,317,244 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $53,445,791 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $55,115,131 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Convertible bonds and notes	$—	$1,822,644	$—
Corporate bonds and notes	—	1,043,947,408	—
Foreign government and agency bonds and notes	—	274,830,538	—
Mortgage-backed securities	—	1,491,800,886	4,904,797
Purchased options outstanding	—	3,245,366	—
Purchased swap options outstanding	—	4,586,601	—
Senior loans	—	57,401,665	—
U.S. government and agency mortgage obligations	—	1,632,338,417	—
U.S. treasury obligations	—	536,783	—
Short-term investments	196,680,667	151,353,919	—

Totals by level	$196,680,667	$4,661,864,227	$4,904,797

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$10,308,463	$—
Futures contracts	(5,403,739)	—	—
Written options outstanding	—	(1,937,006)	—
Written swap options outstanding	—	(28,473,905)	—
Forward premium swap option contracts	—	(2,291,254)	—
TBA sale commitments	—	(414,144,220)	—
Interest rate swap contracts	—	(29,172,061)	—
Total return swap contracts	—	(10,193,753)	—
Credit default contracts	—	(22,674,239)	—

Totals by level	$(5,403,739)	$(498,577,975)	$—

During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of September 30, 2015	Accrued discounts/ premiums	Realized gain/(loss)	Change in net unrealized appreciation/ (depreciation) #	Cost of purchases	Proceeds from sales	Total transfers into Level 3 †	Total transfers out of Level 3 †	Balance as of June 30, 2016
Corporate bonds and notes	$51	$—	$4	$(50)	$—	$(5)	$—	$—	$—
Mortgage-backed securities	$113,833,897	(6,553,082)	654,241	(2,986,021)	223,714	(9,685,227)	2,650,019	(93,232,744)	$4,904,797
Totals	$113,833,948	$(6,553,082)	$654,245	$(2,986,071)	$223,714	$(9,685,232)	$2,650,019	$(93,232,744)	$4,904,797

† Transfers during the reporting period are accounted for using the end of period market value. Tranfers in include valuations provided by a single broker quote. Such valuations involve certain inputs and estimates that were unobservable at the end of the reporting period. Transfers out include valuations where a secondary pricing source was obtained for certain securities.

# Includes $(567,193) related to Level 3 securities still held at period end.

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$10,980,480	$33,654,719
Foreign exchange contracts	26,697,162	15,539,486
Interest rate contracts	100,002,439	170,491,403

Total	$137,680,081	$219,685,608

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$1,419,600,000
Purchased currency options (contract amount)		$57,600,000
Purchased swap option contracts (contract amount)		$7,635,800,000
Written TBA commitment option contracts (contract amount)		$2,894,700,000
Written swap option contracts (contract amount)		$9,922,200,000
Futures contracts (number of contracts)		2,000
Forward currency contracts (contract amount)		$3,823,800,000
OTC interest rate swap contracts (notional)		$416,300,000
Centrally cleared interest rate swap contracts (notional)		$21,051,500,000
OTC total return swap contracts (notional)		$2,169,700,000
OTC credit default contracts (notional)		$571,800,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Futures, Inc.	JPMorgan Securities LLC	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$463,042	$—	$—	$—	$—	$—	$—	$463,042
	Centrally cleared interest rate swap contracts§	—	—	25,470,492	—	—	—	—	—	—	—	—	—	—	—	—	25,470,492
	OTC Total return swap contracts*#	—	1,559,444	—	9,543	710,477	6,437	791,991	—	263,847	—	—	—	—	—	—	3,341,739
	OTC Credit default contracts*#	—	—	—	—	7,357,943	—	3,622,537	—	—	—	—	—	—	—	—	10,980,480
	Futures contracts§	—	—	—	—	—	—	—	—	—	128,227	—	—	—	—	—	128,227
	Forward currency contracts#	3,927,273	1,581,487	—	2,017,384	3,053,819	44,862	4,405,903	910,368	5,479,414	—	—	1,266,515	683,053	1,958,256	519,615	25,847,949
	Forward premium swap option contracts#	—	—	—	—	—	—	78,476	—	15,196,927	—	—	—	—	—	—	15,275,403
	Purchased swap options#	—	—	—	—	695,524	—	3,888,166	—	2,911	—	—	—	—	—	—	4,586,601
	Purchased options#	—	—	—	849,213	—	—	—	—	2,396,153	—	—	—	—	—	—	3,245,366

	Total Assets	$3,927,273	$3,140,931	$25,470,492	$2,876,140	$11,817,763	$51,299	$12,787,073	$910,368	$23,802,294	$128,227	$—	$1,266,515	$683,053	$1,958,256	$519,615	$89,339,299

	Liabilities:
	OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Centrally cleared interest rate swap contracts§	—	—	24,821,269	—	—	—	—	—	—	—	—	—	—	—	—	24,821,269
	OTC Total return swap contracts*#	102,777	1,515,670	—	—	3,432,926	53,624	5,758,962	—	2,671,533	—	—	—	—	—	—	13,535,492
	OTC Credit default contracts*#	535,374	—	—	—	24,582,368	—	8,517,970	—	—	—	19,007	—	—	—	—	33,654,719
	Futures contracts§	—	—	—	—	—	—	—	—	—	894	—	—	—	—	—	894
	Forward currency contracts#	378,835	1,301,094	—	2,263,588	2,281,966	1,103,002	1,454,844	102,295	2,040,123	—	—	1,570,052	2,481,161	561,412	1,114	15,539,486
	Forward premium swap option contracts#	—	—	—	91,318	—	—	125,562	—	17,349,777	—	—	—	—	—	—	17,566,657
	Written swap options#	—	—	—	—	1,560,767	—	1,636,227	—	25,276,911	—	—	—	—	—	—	28,473,905
	Written options#	—	—	—	—	—	—	—	—	1,937,006	—	—	—	—	—	—	1,937,006

	Total Liabilities	$1,016,986	$2,816,764	$24,821,269	$2,354,906	$31,858,027	$1,156,626	$17,493,565	$102,295	$49,275,350	$894	$19,007	$1,570,052	$2,481,161	$561,412	$1,114	$135,529,428

	Total Financial and Derivative Net Assets	$2,910,287	$324,167	$649,223	$521,234	$(20,040,264)	$(1,105,327)	$(4,706,492)	$808,073	$(25,473,056)	$127,333	$(19,007)	$(303,537)	$(1,798,108)	$1,396,844	$518,501	$(46,190,129)
	Total collateral received (pledged)##†	$1,821,603	$(357,899)	$—	$521,234	$(20,040,264)	$(829,757)	$(2,478,256)	$536,783	$(25,473,056)	$—	$(19,007)	$942,206	$(1,798,108)	$1,375,038	$—
	Net amount	$1,088,684	$682,066	$649,223	$—	$—	$(275,570)	$(2,228,236)	$271,290	$—	$127,333	$—	$(1,245,743)	$—	$21,806	$518,501

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Diversified Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 26, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 26, 2016